UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

August 31, 2016

ETF-QTLY-1016
1.805775.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	4,679	$18,248
China XD Plastics Co. Ltd. (a)	6,020	29,378
Dorman Products, Inc. (a)	3,141	198,103
Federal-Mogul Corp. Class A (a)	15,427	140,849
Fox Factory Holding Corp. (a)	3,447	71,560
Gentex Corp.	25,094	446,422
Gentherm, Inc. (a)	3,109	102,504
Kandi Technolgies, Inc. (a)(b)	3,685	22,958
Motorcar Parts of America, Inc. (a)	1,515	43,071
Shiloh Industries, Inc. (a)	1,802	16,164
SORL Auto Parts, Inc. (a)	1,599	3,742
Spartan Motors, Inc.	3,650	35,989
Strattec Security Corp.	322	13,489
Sypris Solutions, Inc. (a)	2,216	2,260
The Goodyear Tire & Rubber Co.	23,215	681,360
Workhorse Group, Inc. (a)(b)	2,206	18,089
		1,844,186
Automobiles - 0.4%
Tesla Motors, Inc. (a)(b)	13,011	2,758,462
Distributors - 0.2%
Core-Mark Holding Co., Inc.	4,236	161,603
Fenix Parts, Inc. (a)	2,414	11,732
LKQ Corp. (a)	26,837	968,547
Pool Corp.	3,718	375,035
VOXX International Corp. (a)	2,113	6,487
Weyco Group, Inc.	1,360	34,707
		1,558,111
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	1,774	36,669
Apollo Education Group, Inc. Class A (non-vtg.) (a)	9,212	81,710
Ascent Capital Group, Inc. (a)	1,127	26,158
Cambium Learning Group, Inc. (a)	5,304	25,512
Capella Education Co.	831	48,963
Career Education Corp. (a)	5,790	37,867
Collectors Universe, Inc.	1,139	21,800
Grand Canyon Education, Inc. (a)	4,001	166,162
Houghton Mifflin Harcourt Co. (a)	11,300	180,235
Liberty Tax, Inc.	1,507	20,480
Lincoln Educational Services Corp. (a)	2,390	4,445
National American University Holdings, Inc.	1,675	3,853
Strayer Education, Inc. (a)	1,029	50,092
Tarena International, Inc. ADR	1,965	25,742
		729,688
Hotels, Restaurants & Leisure - 2.4%
Amaya, Inc. (a)	12,968	194,708
BJ's Restaurants, Inc. (a)	2,154	85,557
Bloomin' Brands, Inc.	9,643	188,424
Bob Evans Farms, Inc.	1,684	69,044
Bojangles', Inc. (a)	2,930	47,320
Bravo Brio Restaurant Group, Inc. (a)	1,127	5,297
Buffalo Wild Wings, Inc. (a)	1,641	266,170
Caesars Acquisition Co. (a)	12,841	156,275
Caesars Entertainment Corp. (a)(b)	13,347	84,353
Carrols Restaurant Group, Inc. (a)	3,762	50,637
Century Casinos, Inc. (a)	2,381	15,215
China Lodging Group Ltd. ADR	2,658	118,627
Churchill Downs, Inc.	1,477	220,634
Chuy's Holdings, Inc. (a)(b)	1,403	42,483
Cosi, Inc. (a)	2,428	529
Cracker Barrel Old Country Store, Inc. (b)	2,080	316,389
Dave & Buster's Entertainment, Inc. (a)	3,556	165,176
Del Frisco's Restaurant Group, Inc. (a)	1,814	27,301
Del Taco Restaurants, Inc. (a)	3,110	34,925
Denny's Corp. (a)	7,692	80,381
Diversified Restaurant Holdings, Inc. (a)	4,093	4,871
Dunkin' Brands Group, Inc. (b)	8,247	403,691
El Pollo Loco Holdings, Inc. (a)(b)	3,070	41,813
Eldorado Resorts, Inc. (a)	4,523	63,141
Empire Resorts, Inc. (a)(b)	2,730	45,946
Fiesta Restaurant Group, Inc. (a)	2,421	61,154
Fogo de Chao, Inc. (a)(b)	2,863	35,129
GigaMedia Ltd. (a)	965	2,461
Golden Entertainment, Inc.	2,443	30,586
Habit Restaurants, Inc. Class A (a)(b)	1,368	20,958
Iao Kun Group Holding Co. Ltd. (b)	5,100	2,754
Icahn Enterprises LP	11,941	621,887
Ignite Restaurant Group, Inc. (a)	1,759	1,601
International Speedway Corp. Class A	2,428	80,828
Interval Leisure Group, Inc.	11,620	202,188
Isle of Capri Casinos, Inc. (a)	3,612	62,668
Jack in the Box, Inc.	2,860	284,456
Jamba, Inc. (a)(b)	1,191	13,018
Kona Grill, Inc. (a)(b)	923	12,267
Lindblad Expeditions Holdings (a)	5,095	47,842
Marriott International, Inc. Class A (b)	22,314	1,591,658
Melco Crown Entertainment Ltd. sponsored ADR (b)	15,497	201,151
Monarch Casino & Resort, Inc. (a)	1,836	43,678
Morgans Hotel Group Co. (a)	3,231	7,205
Nathan's Famous, Inc. (a)(b)	503	24,803
Noodles & Co. (a)(b)	2,658	17,383
Norwegian Cruise Line Holdings Ltd. (a)	19,995	717,621
Panera Bread Co. Class A (a)	1,933	419,751
Papa John's International, Inc.	3,160	236,463
Papa Murphy's Holdings, Inc. (a)(b)	1,875	11,194
Peak Resorts, Inc.	1,992	9,582
Penn National Gaming, Inc. (a)	7,316	103,741
Pinnacle Entertainment, Inc.	4,966	59,791
Popeyes Louisiana Kitchen, Inc. (a)	1,972	107,533
Potbelly Corp. (a)(b)	2,390	30,974
RCI Hospitality Holdings, Inc.	1,230	13,518
Red Robin Gourmet Burgers, Inc. (a)	1,263	63,478
Red Rock Resorts, Inc.	3,400	76,636
Ruth's Hospitality Group, Inc.	3,276	49,009
Scientific Games Corp. Class A (a)(b)	7,859	64,837
Sonic Corp.	4,148	119,006
Starbucks Corp.	128,861	7,245,854
Texas Roadhouse, Inc. Class A	6,231	275,846
The Cheesecake Factory, Inc.	4,059	208,673
The ONE Group Hospitality, Inc. (a)	2,370	5,925
Town Sports International Holdings, Inc. (a)	2,619	7,621
Tuniu Corp. Class A sponsored ADR (a)(b)	2,390	21,892
Wendy's Co.	23,213	236,540
Wingstop, Inc.	2,380	72,090
Wynn Resorts Ltd. (b)	8,978	801,915
		17,054,072
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	1,009	24,983
Cavco Industries, Inc. (a)	795	83,133
Dixie Group, Inc. (a)	1,157	5,415
Flexsteel Industries, Inc.	723	34,306
Garmin Ltd. (b)	16,909	829,894
GoPro, Inc. Class A (a)(b)	9,199	134,765
Green Brick Partners, Inc. (a)(b)	4,660	37,000
Helen of Troy Ltd. (a)	2,455	221,785
Hooker Furniture Corp.	1,108	25,772
iRobot Corp. (a)	2,385	95,066
LGI Homes, Inc. (a)(b)	1,843	70,808
Lifetime Brands, Inc.	1,224	16,426
Live Ventures, Inc. (a)	1,503	2,766
Nova LifeStyle, Inc. (a)	2,089	2,040
Skullcandy, Inc. (a)	1,908	12,059
SodaStream International Ltd. (a)(b)	1,838	52,144
Universal Electronics, Inc. (a)	1,186	87,800
Zagg, Inc. (a)	3,236	23,526
		1,759,688
Internet & Catalog Retail - 7.2%
1-800-FLOWERS.com, Inc. Class A (a)	3,823	35,325
Amazon.com, Inc. (a)	41,609	32,003,978
Blue Nile, Inc.	925	31,876
CafePress, Inc. (a)	5,513	16,429
Cnova NV (a)	40,404	212,525
Ctrip.com International Ltd. ADR (a)(b)	32,919	1,558,715
Duluth Holdings, Inc. (b)	2,125	64,409
Etsy, Inc. (a)	10,085	135,744
EVINE Live, Inc. (a)	7,640	13,523
Expedia, Inc.	11,965	1,305,621
FTD Companies, Inc. (a)	2,506	58,891
Gaia, Inc. Class A (a)	742	5,884
Groupon, Inc. Class A (a)(b)	53,142	283,247
HSN, Inc.	4,684	195,698
JD.com, Inc. sponsored ADR (a)(b)	80,373	2,042,278
Lands' End, Inc. (a)(b)	2,857	50,283
Liberty Interactive Corp.:
(Venture Group) Series A (a)	12,383	477,241
QVC Group Series A (a)	41,562	878,205
Liberty TripAdvisor Holdings, Inc. (a)	6,686	139,136
MakeMyTrip Ltd. (a)(b)	4,124	80,294
Netflix, Inc. (a)	37,746	3,678,348
NutriSystem, Inc.	2,646	76,258
Overstock.com, Inc. (a)	2,187	33,702
PetMed Express, Inc. (b)	1,872	37,740
Priceline Group, Inc. (a)	4,372	6,193,944
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	5,849	173,832
Shutterfly, Inc. (a)	2,847	142,976
TripAdvisor, Inc. (a)	11,835	721,935
U.S. Auto Parts Network, Inc. (a)	608	2,274
		50,650,311
Leisure Products - 0.3%
Arctic Cat, Inc.	1,363	19,314
Black Diamond, Inc. (a)	4,323	19,886
Escalade, Inc.	1,876	22,756
Hasbro, Inc.	11,023	901,020
JAKKS Pacific, Inc. (a)(b)	2,020	18,604
Johnson Outdoors, Inc. Class A	840	28,266
Malibu Boats, Inc. Class A (a)	1,156	15,826
Mattel, Inc.	29,845	988,765
MCBC Holdings, Inc. (a)	1,923	22,961
Smith & Wesson Holding Corp. (a)	4,944	139,174
Summer Infant, Inc. (a)	2,118	4,956
		2,181,528
Media - 5.4%
AirMedia Group, Inc. ADR (a)(b)	4,729	14,471
AMC Networks, Inc. Class A (a)	5,289	287,404
Carmike Cinemas, Inc. (a)	1,851	59,399
Central European Media Enterprises Ltd. Class A (a)(b)	13,643	32,197
Charter Communications, Inc. Class A (a)	23,805	6,122,884
Cinedigm Corp. (a)	802	1,235
Comcast Corp. Class A	213,170	13,911,474
Cumulus Media, Inc. Class A (a)	21,150	8,460
Daily Journal Corp. (a)	184	42,690
Discovery Communications, Inc.:
Class A (a)(b)	13,264	338,365
Class C (non-vtg.) (a)	22,020	546,536
DISH Network Corp. Class A (a)	19,835	996,312
Emmis Communications Corp. Class A (a)	1,479	5,946
Global Eagle Entertainment, Inc. (a)	6,983	58,099
Hemisphere Media Group, Inc. (a)	1,437	19,155
Liberty Broadband Corp.:
Class A (a)	2,287	154,258
Class C (a)(b)	13,385	917,274
Liberty Global PLC:
Class A (a)	24,908	788,338
Class B (a)	817	25,327
Class C (a)	57,748	1,780,371
LiLAC Class A (a)	4,491	126,332
LiLAC Class C (a)	10,668	304,678
Liberty Media Corp.:
Liberty Braves Class C (a)	2,823	46,467
Liberty Media Class A (a)	2,290	49,006
Liberty Media Class C (a)	4,090	86,953
Liberty SiriusXM Class A (a)	9,285	311,140
Liberty SiriusXM Class C (a)	19,793	657,721
Loral Space & Communications Ltd. (a)	1,799	65,592
MDC Partners, Inc. Class A	4,286	52,889
National CineMedia, Inc.	5,525	82,599
News Corp.:
Class A	33,076	465,049
Class B	17,027	245,700
Nexstar Broadcasting Group, Inc. Class A (b)	2,474	130,429
Radio One, Inc. Class D (non-vtg.) (a)	5,049	17,470
Reading International, Inc. Class A (a)	2,187	29,590
Salem Communications Corp. Class A	1,834	11,536
Scholastic Corp.	2,994	120,538
Scripps Networks Interactive, Inc. Class A	8,179	518,303
Sinclair Broadcast Group, Inc. Class A	5,525	157,352
Sirius XM Holdings, Inc. (a)(b)	428,052	1,772,135
Sizmek, Inc. (a)	4,688	18,143
Starz Series A (a)(b)	8,639	269,450
Twenty-First Century Fox, Inc.:
Class A	96,433	2,366,466
Class B	70,449	1,750,658
Viacom, Inc.:
Class A	4,436	200,463
Class B (non-vtg.)	30,440	1,227,950
Videocon d2h Ltd. sponsored ADR (a)	4,254	41,519
VisionChina Media, Inc. ADR (a)	346	1,917
WPP PLC ADR	1,477	171,140
		37,409,380
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	20,713	1,712,965
Fred's, Inc. Class A	3,515	39,755
Ollie's Bargain Outlet Holdings, Inc. (a)	5,375	136,633
Sears Canada, Inc. (a)(b)	10,528	29,302
Sears Holdings Corp. (a)(b)	9,502	130,843
The Bon-Ton Stores, Inc. (b)	1,157	1,978
Tuesday Morning Corp. (a)	3,712	24,759
		2,076,235
Specialty Retail - 1.6%
America's Car Mart, Inc. (a)	864	33,817
Ascena Retail Group, Inc. (a)	17,125	139,398
bebe stores, Inc. (a)(b)	7,932	6,047
Bed Bath & Beyond, Inc.	13,682	634,434
Big 5 Sporting Goods Corp.	2,352	29,424
Citi Trends, Inc.	1,394	27,253
Conn's, Inc. (a)(b)	3,349	22,740
DavidsTea, Inc. (a)(b)	2,466	33,464
Destination Maternity Corp. (b)	1,065	6,443
Destination XL Group, Inc. (a)(b)	5,109	23,655
Finish Line, Inc. Class A	3,741	90,046
Five Below, Inc. (a)(b)	4,769	212,507
Francesca's Holdings Corp. (a)	3,882	52,989
Hibbett Sports, Inc. (a)(b)	1,652	63,387
Kirkland's, Inc. (a)	1,634	20,474
Mattress Firm Holding Corp. (a)	3,043	194,600
Michaels Companies, Inc. (a)	18,371	440,169
Monro Muffler Brake, Inc.	2,880	162,461
O'Reilly Automotive, Inc. (a)	8,462	2,368,937
Office Depot, Inc.	47,480	174,726
Outerwall, Inc. (b)	1,575	81,837
Perfumania Holdings, Inc. (a)	510	1,122
Rent-A-Center, Inc.	4,675	57,129
Ross Stores, Inc.	35,279	2,195,765
Sears Hometown & Outlet Stores, Inc. (a)	2,051	13,496
Select Comfort Corp. (a)	3,901	102,401
Shoe Carnival, Inc.	1,604	47,575
Sportsman's Warehouse Holdings, Inc. (a)	3,883	39,801
Staples, Inc.	56,277	481,731
Stein Mart, Inc.	4,012	32,256
The Children's Place Retail Stores, Inc.	1,795	146,113
Tile Shop Holdings, Inc. (a)	4,594	71,437
Tractor Supply Co.	11,650	978,018
Trans World Entertainment Corp. (a)	5,649	20,958
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,501	1,359,902
Urban Outfitters, Inc. (a)	10,547	378,110
West Marine, Inc. (a)	2,024	18,682
Winmark Corp.	411	42,580
Zumiez, Inc. (a)(b)	2,658	44,389
		10,850,273
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc. (a)	918	10,337
Columbia Sportswear Co.	6,200	348,254
Crocs, Inc. (a)	6,367	55,011
Fossil Group, Inc. (a)(b)	4,187	119,581
G-III Apparel Group Ltd. (a)	3,995	126,122
Iconix Brand Group, Inc. (a)(b)	4,258	35,767
Joe's Jeans, Inc. (a)	192	1,041
Kingold Jewelry, Inc. (a)	4,489	10,010
lululemon athletica, Inc. (a)(b)	11,093	848,725
Perry Ellis International, Inc. (a)	1,667	31,073
Rocky Brands, Inc.	982	10,380
Sequential Brands Group, Inc. (a)(b)	6,100	44,469
Steven Madden Ltd. (a)	5,594	196,293
Superior Uniform Group, Inc.	1,639	27,830
Vera Bradley, Inc. (a)	3,614	54,065
		1,918,958

TOTAL CONSUMER DISCRETIONARY		130,790,892

CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	677	101,753
Craft Brew Alliance, Inc. (a)	1,605	31,859
MGP Ingredients, Inc.	1,609	64,263
Monster Beverage Corp. (a)(b)	17,855	2,747,706
National Beverage Corp. (a)	4,158	206,777
Primo Water Corp. (a)	3,045	35,261
		3,187,619
Food & Staples Retailing - 2.3%
Andersons, Inc.	2,348	86,759
Casey's General Stores, Inc.	3,421	449,212
Chefs' Warehouse Holdings (a)(b)	2,360	26,007
Costco Wholesale Corp.	38,660	6,266,399
Ingles Markets, Inc. Class A	1,377	52,092
PriceSmart, Inc.	2,754	230,042
SpartanNash Co.	3,434	109,957
Sprouts Farmers Market LLC (a)(b)	13,639	307,287
United Natural Foods, Inc. (a)	4,291	195,670
Village Super Market, Inc. Class A	1,168	37,364
Walgreens Boots Alliance, Inc.	95,271	7,689,322
Whole Foods Market, Inc.	28,292	859,511
		16,309,622
Food Products - 2.7%
Alico, Inc.	921	25,862
Blue Buffalo Pet Products, Inc. (a)(b)	17,510	451,408
Bridgford Foods Corp. (a)	1,980	29,146
Cal-Maine Foods, Inc. (b)	3,830	175,950
Calavo Growers, Inc.	1,350	79,583
Farmer Brothers Co. (a)	1,700	54,434
Freshpet, Inc. (a)(b)	2,830	29,743
Inventure Foods, Inc. (a)(b)	1,710	16,570
J&J Snack Foods Corp.	1,587	193,614
John B. Sanfilippo & Son, Inc.	818	42,062
Lancaster Colony Corp.	2,510	337,670
Landec Corp. (a)	2,420	31,363
Lifeway Foods, Inc. (a)	1,774	21,998
Limoneira Co. (b)	1,125	18,686
Mondelez International, Inc.	136,597	6,149,597
Origin Agritech Ltd. (a)(b)	2,254	5,004
Pilgrim's Pride Corp. (b)	22,281	514,245
Pingtan Marine Enterprise Ltd. (b)	10,408	11,865
Rocky Mountain Chocolate Factory, Inc.	1,098	12,001
Sanderson Farms, Inc.	1,912	183,992
Seneca Foods Corp. Class A (a)	1,089	32,126
SkyPeople Fruit Juice, Inc. (a)	255	3,213
Snyders-Lance, Inc.	8,556	302,369
SunOpta, Inc. (a)	8,456	56,148
The Hain Celestial Group, Inc. (a)	8,993	330,493
The Kraft Heinz Co.	107,104	9,584,737
		18,693,879
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,656	68,206
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,545	37,466
WD-40 Co.	1,222	144,624
		250,296
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	2,588	36,128
Inter Parfums, Inc.	3,186	108,866
LifeVantage Corp. (a)	1,294	15,864
Mannatech, Inc. (a)	248	4,194
Natural Health Trends Corp.	1,100	35,354
Nature's Sunshine Products, Inc.	2,042	27,751
Neptune Technologies & Bioressources, Inc. (a)(b)	12,556	12,255
Nutraceutical International Corp. (a)	1,241	31,435
Synutra International, Inc. (a)	5,947	23,312
The Female Health Co. (a)	2,020	2,646
		297,805

TOTAL CONSUMER STAPLES		38,739,221

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	5,510	82,870
CSI Compressco LP	527	5,028
Dawson Geophysical Co. (a)	2,540	18,313
Forbes Energy Services Ltd. (a)	3,508	544
Geospace Technologies Corp. (a)(b)	1,096	19,366
Glori Energy, Inc. (a)	2,013	405
Gulf Island Fabrication, Inc.	3,030	26,664
Matrix Service Co. (a)	2,352	43,488
Mitcham Industries, Inc. (a)	754	2,051
Ocean Rig UDW, Inc. (United States) (a)(b)	13,269	9,900
Patterson-UTI Energy, Inc.	12,672	246,977
PHI, Inc. (non-vtg.) (a)	1,326	24,703
Profire Energy, Inc. (a)	6,650	7,781
RigNet, Inc. (a)	1,438	18,148
Synthesis Energy Systems, Inc. (a)(b)	16,086	22,199
Tesco Corp.	5,048	34,377
		562,814
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)	8,800	12,320
Aemetis, Inc. (a)(b)	3,445	5,340
Alliance Holdings GP, LP	5,378	134,773
Alliance Resource Partners LP	6,536	133,269
Amyris, Inc. (a)	18,854	7,551
Approach Resources, Inc. (a)(b)	3,707	12,307
Blueknight Energy Partners LP	3,683	21,177
Calumet Specialty Products Partners LP	7,229	40,266
Capital Product Partners LP	8,502	30,182
Carrizo Oil & Gas, Inc. (a)	4,892	187,315
Clean Energy Fuels Corp. (a)(b)	7,516	32,845
Diamondback Energy, Inc.	6,224	592,836
Dorchester Minerals LP	2,928	43,598
EV Energy Partners LP	4,017	9,480
Gevo, Inc. (a)	141	83
Golar LNG Ltd. (b)	8,134	169,431
Golar LNG Partners LP	4,258	82,690
Green Plains Partners LP	1,882	34,666
Green Plains, Inc.	3,183	77,283
Gulfport Energy Corp. (a)	11,222	320,949
Hallador Energy Co.	2,420	15,319
Hongli Clean Energy Technologies Corp. (a)	1,700	609
Isramco, Inc. (a)	343	26,891
Legacy Reserves LP	5,653	7,179
Martin Midstream Partners LP	3,402	67,428
Memorial Production Partners LP	9,007	17,113
Memorial Resource Development Corp. (a)	18,594	267,754
Mid-Con Energy Partners LP	2,019	4,846
Pacific Ethanol, Inc. (a)	2,702	17,455
PDC Energy, Inc. (a)	4,104	272,506
PennTex Midstream Partners LP	1,723	28,085
PrimeEnergy Corp. (a)	222	13,114
Renewable Energy Group, Inc. (a)(b)	3,544	31,790
Rex Energy Corp. (a)(b)	5,406	3,135
TransGlobe Energy Corp. (a)	5,889	10,912
U.S. Energy Corp. (a)	403	802
Uranium Resources, Inc. (a)	168	259
Vanguard Natural Resources LLC (b)	12,114	15,143
Vertex Energy, Inc. (a)(b)	3,206	4,040
Viper Energy Partners LP	7,150	115,115
Westmoreland Coal Co. (a)	1,438	11,029
		2,878,885

TOTAL ENERGY		3,441,699

FINANCIALS - 8.5%
Banks - 3.0%
1st Source Corp.	2,246	79,486
Access National Corp.	1,263	28,140
ACNB Corp. (b)	859	23,365
Allegiance Bancshares, Inc. (a)	1,227	32,209
American National Bankshares, Inc.	675	18,070
American River Bankshares (a)	1,123	11,477
Ameris Bancorp	2,845	99,063
Ames National Corp.	1,634	44,477
Arrow Financial Corp.	1,181	38,288
Atlantic Capital Bancshares, Inc. (a)	2,117	32,623
BancFirst Corp.	1,526	104,684
Bancorp, Inc., Delaware (a)	4,854	30,046
Bank of Marin Bancorp	453	22,070
Bank of the Ozarks, Inc. (b)	10,685	418,638
Bankwell Financial Group, Inc.	1,124	25,211
Banner Corp.	2,588	114,597
BBCN Bancorp, Inc.	11,471	197,301
BCB Bancorp, Inc.	1,502	16,432
Blue Hills Bancorp, Inc.	2,737	40,371
BNC Bancorp	3,755	92,260
BOK Financial Corp. (b)	5,679	392,249
Boston Private Financial Holdings, Inc.	7,694	99,099
Bridge Bancorp, Inc.	1,465	43,672
Brookline Bancorp, Inc., Delaware	6,436	76,846
Bryn Mawr Bank Corp.	1,895	60,962
C & F Financial Corp.	486	20,660
California First National Bancorp (b)	1,774	26,610
Camden National Corp.	966	44,668
Capital Bank Financial Corp. Series A	2,400	75,144
Capital City Bank Group, Inc.	1,978	27,672
Cardinal Financial Corp.	2,862	76,845
Carolina Financial Corp.	1,343	28,807
Cascade Bancorp (a)	7,471	44,975
Cathay General Bancorp	7,014	220,380
Centerstate Banks of Florida, Inc.	4,966	89,289
Central Valley Community Bancorp	387	5,944
Century Bancorp, Inc. Class A (non-vtg.)	354	15,534
Chemical Financial Corp.	2,996	138,505
Chemung Financial Corp. (b)	676	19,861
Citizens & Northern Corp.	1,918	41,467
City Holding Co.	1,542	78,010
CNB Financial Corp., Pennsylvania	1,536	30,950
CoBiz, Inc.	4,299	56,446
Codorus Valley Bancorp, Inc.	1,298	27,011
Colony Bankcorp, Inc. (a)	1,811	17,748
Columbia Banking Systems, Inc.	5,159	170,453
Commerce Bancshares, Inc.	8,225	416,843
Community Trust Bancorp, Inc.	1,821	67,122
CommunityOne Bancorp (a)(b)	2,158	29,090
ConnectOne Bancorp, Inc.	3,097	55,096
CU Bancorp (a)	1,871	45,278
CVB Financial Corp.	9,514	169,254
Eagle Bancorp, Inc. (a)	2,924	151,346
East West Bancorp, Inc.	12,653	469,932
Eastern Virginia Bankshares, Inc.	3,015	23,246
Enterprise Bancorp, Inc.	1,273	31,609
Enterprise Financial Services Corp.	1,904	58,643
Equity Bancshares, Inc.	886	21,432
Farmers Capital Bank Corp.	779	23,292
Farmers National Banc Corp.	2,525	25,174
Fidelity Southern Corp.	1,874	33,638
Fifth Third Bancorp	66,854	1,347,777
Financial Institutions, Inc.	1,447	38,895
First Bancorp, North Carolina	2,700	54,135
First Busey Corp.	3,166	73,926
First Business Finance Services, Inc.	912	20,775
First Citizen Bancshares, Inc.	963	274,368
First Community Bancshares, Inc.	1,513	36,267
First Connecticut Bancorp, Inc.	1,466	25,684
First Financial Bancorp, Ohio	5,240	114,232
First Financial Bankshares, Inc. (b)	5,796	212,250
First Financial Corp., Indiana	1,224	50,037
First Financial Northwest, Inc.	1,812	23,755
First Foundation, Inc. (a)	1,398	35,020
First Hawaiian, Inc.	11,800	313,644
First Internet Bancorp	515	12,283
First Interstate Bancsystem, Inc.	2,147	65,999
First Merchants Corp.	4,081	110,799
First Midwest Bancorp, Inc., Delaware	6,978	136,559
First NBC Bank Holding Co. (a)	1,715	22,398
First Northwest Bancorp (a)	1,892	24,899
First of Long Island Corp.	1,643	53,890
First South Bancorp, Inc., Virginia	2,510	24,598
Flushing Financial Corp.	2,924	67,808
Fulton Financial Corp.	14,616	211,347
German American Bancorp, Inc.	1,395	51,420
Glacier Bancorp, Inc.	6,819	204,161
Great Southern Bancorp, Inc.	1,168	49,161
Green Bancorp, Inc. (a)	3,089	31,508
Grupo Financiero Galicia SA sponsored ADR	4,021	119,665
Guaranty Bancorp	2,422	44,759
Hancock Holding Co.	6,790	221,558
Hanmi Financial Corp.	3,003	78,769
Heartland Financial U.S.A., Inc.	2,021	73,403
Heritage Commerce Corp.	3,079	35,378
Heritage Financial Corp., Washington	3,042	56,216
Heritage Oaks Bancorp	3,478	28,067
Home Bancshares, Inc.	12,320	288,288
HomeTrust Bancshares, Inc. (a)	1,777	33,976
Horizon Bancorp Industries	1,129	31,623
Huntington Bancshares, Inc.	93,734	938,277
IBERIABANK Corp.	3,665	252,042
Independent Bank Corp.	2,042	33,305
Independent Bank Corp., Massachusetts	2,488	131,814
Independent Bank Group, Inc.	1,718	75,455
International Bancshares Corp.	5,638	167,167
Investar Holding Corp.	1,030	15,656
Investors Bancorp, Inc.	27,329	334,780
Lakeland Bancorp, Inc.	3,459	47,215
Lakeland Financial Corp.	2,229	79,887
LCNB Corp.	1,660	29,199
LegacyTexas Financial Group, Inc.	4,352	131,996
Live Oak Bancshares, Inc.	2,664	37,722
Macatawa Bank Corp.	4,602	35,804
MainSource Financial Group, Inc.	1,948	47,005
MB Financial, Inc.	6,517	255,336
MBT Financial Corp.	2,776	23,540
Mercantile Bank Corp.	1,517	40,656
Merchants Bancshares, Inc.	534	17,729
Middleburg Financial Corp. (b)	770	21,930
Midland States Bancorp, Inc.	1,293	31,472
MidWestOne Financial Group, Inc.	1,232	36,738
MutualFirst Financial, Inc.	783	21,720
National Bankshares, Inc. (b)	756	27,125
National Commerce Corp. (a)(b)	1,318	35,481
NBT Bancorp, Inc.	4,715	152,247
Nicolet Bankshares, Inc. (a)	493	18,453
Northrim Bancorp, Inc.	861	22,128
Old Line Bancshares, Inc.	1,314	25,413
Old National Bancorp, Indiana	11,594	164,171
Old Second Bancorp, Inc.	1,730	14,117
Opus Bank	2,748	95,960
Orrstown Financial Services, Inc.	1,183	24,121
Pacific Continental Corp.	1,990	32,835
Pacific Mercantile Bancorp (a)	3,682	28,278
Pacific Premier Bancorp, Inc. (a)	1,999	53,953
PacWest Bancorp	10,442	452,243
Park Sterling Corp.	5,757	48,819
Peapack-Gladstone Financial Corp.	1,441	28,791
Penns Woods Bancorp, Inc. (b)	431	19,042
People's Utah Bancorp	1,864	36,684
Peoples Bancorp, Inc.	1,808	42,976
Peoples Financial Services Corp.	749	28,792
Peoples United Financial, Inc.	26,227	426,189
Pinnacle Financial Partners, Inc.	3,879	219,901
Popular, Inc.	9,010	354,183
Preferred Bank, Los Angeles	1,169	40,973
Premier Financial Bancorp, Inc.	1,371	22,923
PrivateBancorp, Inc.	6,882	316,228
QCR Holdings, Inc.	1,263	39,431
Renasant Corp.	4,089	144,955
Republic Bancorp, Inc., Kentucky Class A	1,949	62,387
Republic First Bancorp, Inc. (a)	5,922	24,280
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,859	17,010
S&T Bancorp, Inc.	3,203	92,086
Sandy Spring Bancorp, Inc.	2,285	72,046
Seacoast Banking Corp., Florida (a)	3,570	58,727
ServisFirst Bancshares, Inc.	2,137	112,000
Shore Bancshares, Inc.	2,106	24,493
Sierra Bancorp	1,305	23,790
Signature Bank (a)	4,655	567,957
Simmons First National Corp. Class A	2,703	135,664
South State Corp.	2,150	163,379
Southern First Bancshares, Inc. (a)(b)	835	23,664
Southern National Bancorp of Virginia, Inc.	1,940	24,095
Southside Bancshares, Inc.	2,030	66,686
Southwest Bancorp, Inc., Oklahoma	2,187	42,821
State Bank Financial Corp.	3,260	75,176
Stock Yards Bancorp, Inc.	2,109	67,298
Stonegate Bank	1,034	33,667
Summit Financial Group, Inc.	586	11,386
Sun Bancorp, Inc.	2,054	46,913
SVB Financial Group (a)	4,528	502,880
Talmer Bancorp, Inc. Class A	5,684	132,210
Texas Capital Bancshares, Inc. (a)	4,005	210,343
The First Bancorp, Inc.	1,400	31,514
TowneBank	5,663	134,723
Trico Bancshares	2,361	63,841
TriState Capital Holdings, Inc. (a)	2,647	39,612
Triumph Bancorp, Inc. (a)	1,911	36,538
Trustmark Corp.	4,988	141,460
UMB Financial Corp.	4,483	272,566
Umpqua Holdings Corp.	19,289	316,725
Union Bankshares Corp.	4,159	115,745
Union Bankshares, Inc. (b)	614	20,907
United Bankshares, Inc., West Virginia	6,125	241,325
United Community Bank, Inc.	5,577	117,005
United Security Bancshares, Inc. (a)(b)	1,054	9,539
United Security Bancshares, California	2,667	16,669
Univest Corp. of Pennsylvania	3,422	79,869
Veritex Holdings, Inc. (a)	1,331	22,827
Washington Trust Bancorp, Inc.	1,410	59,432
WashingtonFirst Bankshares, Inc.	1,173	29,173
WesBanco, Inc.	3,578	117,108
West Bancorp., Inc.	1,530	30,034
Westamerica Bancorp.(b)	2,393	121,660
Westbury Bancorp, Inc. (a)	737	14,158
Wintrust Financial Corp.	4,159	231,157
Xenith Bankshares, Inc. (a)	18,003	42,127
Your Community Bankshares, Inc.	558	21,779
Zions Bancorporation	17,622	539,057
		20,899,272
Capital Markets - 1.1%
American Capital Ltd. (a)	19,037	321,535
American Capital Senior Floating Ltd.	2,429	27,812
BGC Partners, Inc. Class A	24,509	214,944
Calamos Asset Management, Inc. Class A	2,119	14,812
Capital Southwest Corp.	2,183	32,570
Capitala Finance Corp.	1,540	23,239
Carlyle Group LP	7,044	109,112
CM Finance, Inc.	2,126	20,452
Cowen Group, Inc. Class A (a)(b)	10,200	38,250
Diamond Hill Investment Group, Inc.	290	54,912
E*TRADE Financial Corp. (a)	24,732	652,430
Easterly Acquisition Corp. (a)	3,149	30,545
FBR & Co.	936	13,226
Financial Engines, Inc. (b)	5,367	171,583
Harris & Harris Group, Inc. (a)	2,584	4,083
Harvest Capital Credit Corp.	1,577	19,713
Hennessy Advisors, Inc.	676	22,984
Horizon Technology Finance Corp. (b)	823	11,168
Interactive Brokers Group, Inc.	5,689	204,121
INTL FCStone, Inc. (a)	1,714	61,738
LPL Financial (b)	7,489	222,648
Newtek Business Services Corp.	1,575	21,215
Northern Trust Corp.	20,319	1,434,318
Quinpario Acquistion Corp. 2 (a)	4,877	48,185
SEI Investments Co.	14,557	671,078
Silvercrest Asset Management Group Class A	1,683	20,852
T. Rowe Price Group, Inc.	22,101	1,536,904
TD Ameritrade Holding Corp.	47,628	1,565,294
Virtu Financial, Inc. Class A	3,513	57,297
Virtus Investment Partners, Inc. (b)	796	72,595
WisdomTree Investments, Inc. (b)	11,868	124,614
		7,824,229
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	598	6,656
Atlanticus Holdings Corp. (a)	3,009	9,087
Consumer Portfolio Services, Inc. (a)	2,278	8,748
Credit Acceptance Corp. (a)(b)	1,806	360,568
Encore Capital Group, Inc. (a)(b)	2,080	44,845
EZCORP, Inc. (non-vtg.) Class A (a)	4,187	43,335
First Cash Financial Services, Inc.	2,489	128,731
Navient Corp.	29,660	426,511
Nicholas Financial, Inc. (a)	1,204	12,726
PRA Group, Inc. (a)(b)	4,235	135,435
SLM Corp. (a)	37,446	277,662
World Acceptance Corp. (a)(b)	728	35,024
		1,489,328
Diversified Financial Services - 1.7%
A-Mark Precious Metals, Inc.	418	7,043
AR Capital Acquisition Corp. (a)	4,970	49,551
Broadcom Ltd.	34,425	6,073,259
CBOE Holdings, Inc.	7,111	488,455
CME Group, Inc.	29,848	3,234,031
MarketAxess Holdings, Inc.	3,270	551,126
Marlin Business Services Corp.	1,614	30,343
Morningstar, Inc.	3,902	324,139
NewStar Financial, Inc. (a)	4,630	52,180
PICO Holdings, Inc. (a)	2,051	22,602
Resource America, Inc. Class A	2,012	19,637
The NASDAQ OMX Group, Inc.	14,372	1,023,430
TheStreet.com, Inc.	6,064	6,974
Tiptree Financial, Inc.	3,839	20,961
Value Line, Inc.	1,020	18,176
		11,921,907
Insurance - 1.0%
AMBAC Financial Group, Inc. (a)	3,887	70,510
American National Insurance Co.	2,473	288,896
Amerisafe, Inc.	1,570	94,216
AmTrust Financial Services, Inc.	15,726	416,582
Arch Capital Group Ltd. (a)	10,825	876,176
Argo Group International Holdings, Ltd.	2,556	145,027
Atlas Financial Holdings, Inc. (a)	1,176	20,615
Baldwin & Lyons, Inc. Class B	1,873	47,275
Cincinnati Financial Corp.	14,634	1,128,428
CNinsure, Inc. ADR (a)	3,174	26,186
Donegal Group, Inc. Class A	2,810	45,213
eHealth, Inc. (a)	1,848	20,772
EMC Insurance Group	2,146	59,766
Enstar Group Ltd. (a)	1,507	251,051
Erie Indemnity Co. Class A	4,197	428,220
Federated National Holding Co.	1,193	21,796
Global Indemnity PLC (a)	1,922	55,450
Greenlight Capital Re, Ltd. (a)	2,538	54,440
Hallmark Financial Services, Inc. (a)	1,804	19,068
Infinity Property & Casualty Corp.	1,089	91,759
Investors Title Co.	188	18,435
James River Group Holdings Ltd.	2,794	102,093
Maiden Holdings Ltd.	6,345	87,624
National General Holdings Corp.	9,284	211,582
National Interstate Corp.	1,517	49,348
National Western Life Group, Inc.	325	63,053
Navigators Group, Inc.	1,278	120,081
Safety Insurance Group, Inc.	1,402	93,163
Selective Insurance Group, Inc.	4,868	194,233
State Auto Financial Corp.	3,925	90,118
State National Companies, Inc.	4,231	43,029
United Fire Group, Inc.	2,487	107,463
United Insurance Holdings Corp.	1,690	26,618
Willis Group Holdings PLC	12,144	1,505,977
WMI Holdings Corp. (a)(b)	17,687	44,041
		6,918,304
Real Estate Investment Trusts - 1.0%
American Capital Agency Corp.	29,013	560,241
American Capital Mortgage Investment Corp.	3,960	67,538
CareTrust (REIT), Inc.	4,700	69,842
CIM Commercial Trust Corp.	9,216	155,382
Communications Sales & Leasing, Inc.	13,387	417,674
CyrusOne, Inc.	6,912	351,406
Equinix, Inc.	6,094	2,246,553
Gaming & Leisure Properties	17,893	612,120
Gladstone Commercial Corp.	1,808	32,544
Gladstone Land Corp.	504	5,902
Government Properties Income Trust	6,284	146,417
Hospitality Properties Trust (SBI)	13,393	408,353
Lamar Advertising Co. Class A	7,274	453,388
New York Mortgage Trust, Inc. (b)	9,820	59,313
Potlatch Corp.	3,899	147,655
Retail Opportunity Investments Corp.	9,001	200,812
Sabra Health Care REIT, Inc.	5,680	144,726
Select Income REIT	7,830	213,681
Senior Housing Properties Trust (SBI)	20,915	467,241
Sotherly Hotels, Inc.	2,615	15,298
United Development Funding IV (b)	2,952	9,446
Wheeler REIT, Inc.	6,681	11,759
		6,797,291
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,647	53,659
AV Homes, Inc. (a)	2,201	33,389
China HGS Real Estate, Inc. (a)(b)	4,760	11,043
Colliers International Group, Inc.	3,147	129,489
Cresud S.A.C.I.F. y A. sponsored ADR (a)	4,405	77,880
Elbit Imaging Ltd. (a)	49	192
FirstService Corp.	3,253	156,176
FRP Holdings, Inc. (a)	987	33,222
Griffin Industrial Realty, Inc.	816	25,973
Landmark Infrastructure Partners LP	562	10,228
Stratus Properties, Inc. (a)	684	12,989
The RMR Group, Inc.	1,443	55,628
		599,868
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	4,618	27,154
ASB Bancorp, Inc. (a)	752	19,552
Bank Mutual Corp.	4,595	35,841
BankFinancial Corp.	2,692	33,219
Bear State Financial, Inc. (b)	3,000	28,080
Beneficial Bancorp, Inc.	5,476	82,578
BofI Holding, Inc. (a)(b)	5,440	116,960
BSB Bancorp, Inc. (a)	1,221	29,548
Capitol Federal Financial, Inc.	11,343	163,112
Charter Financial Corp.	1,230	16,175
Chicopee Bancorp, Inc.	1,360	24,738
Clifton Bancorp, Inc.	1,648	24,473
Dime Community Bancshares, Inc.	2,993	52,856
ESSA Bancorp, Inc.	1,402	19,278
First Defiance Financial Corp.	749	34,072
Hingham Institution for Savings	239	31,051
HMN Financial, Inc. (a)	1,391	19,850
Home Bancorp, Inc.	963	27,773
HomeStreet, Inc. (a)	2,599	67,730
HopFed Bancorp, Inc.	1,152	13,156
Kearny Financial Corp.	6,916	94,680
Lake Sunapee Bank Group	1,201	21,522
Lendingtree, Inc. (a)	1,060	102,820
Meridian Bancorp, Inc.	4,566	71,321
Meta Financial Group, Inc.	765	47,086
MMA Capital Management, LLC (a)	1,177	21,563
MSB Financial Corp. (a)	1,123	14,891
NMI Holdings, Inc. (a)	5,184	41,161
Northfield Bancorp, Inc.	5,868	93,243
Northwest Bancshares, Inc.	8,202	127,295
Ocean Shore Holding Co.	796	18,308
OceanFirst Financial Corp.	1,647	32,644
Oconee Federal Financial Corp.	715	14,658
Oritani Financial Corp.	3,842	61,741
Provident Bancorp, Inc. (a)(b)	1,866	29,464
Provident Financial Holdings, Inc.	963	18,393
Prudential Bancorp, Inc.	1,951	28,836
Riverview Bancorp, Inc.	4,293	22,624
SI Financial Group, Inc.	1,269	17,093
Southern Missouri Bancorp, Inc.	928	22,755
Territorial Bancorp, Inc.	931	26,589
TFS Financial Corp.	26,200	475,268
Timberland Bancorp, Inc.	1,044	15,890
Trustco Bank Corp., New York	10,004	71,429
United Community Financial Corp.	4,553	29,640
United Financial Bancorp, Inc. New	4,202	58,786
Washington Federal, Inc.	7,999	211,974
Waterstone Financial, Inc.	3,406	57,561
Westfield Financial, Inc.	1,965	14,875
WSFS Financial Corp.	2,845	110,671
		2,841,977

TOTAL FINANCIALS		59,292,176

HEALTH CARE - 14.0%
Biotechnology - 8.8%
Abeona Therapeutics, Inc. (a)(b)	3,353	13,613
ACADIA Pharmaceuticals, Inc. (a)(b)	10,010	321,621
Acceleron Pharma, Inc. (a)	3,379	101,404
Achillion Pharmaceuticals, Inc. (a)	11,701	96,650
Acorda Therapeutics, Inc. (a)	4,308	103,737
Adamas Pharmaceuticals, Inc. (a)(b)	1,666	22,774
Adaptimmune Therapeutics PLC sponsored ADR (a)	2,409	16,140
ADMA Biologics, Inc. (a)(b)	1,572	8,976
Aduro Biotech, Inc. (a)(b)	5,508	77,608
Advanced Accelerator Applications SA sponsored ADR	806	27,751
Advaxis, Inc. (a)(b)	2,793	32,203
Adverum Biotechnologies, Inc. (a)	1,906	6,823
Aegerion Pharmaceuticals, Inc. (a)	2,624	4,277
Affimed NV (a)(b)	3,615	9,074
Agenus, Inc. (a)	7,113	44,029
Agios Pharmaceuticals, Inc. (a)	3,368	124,077
Aimmune Therapeutics, Inc. (a)(b)	3,825	56,495
Akebia Therapeutics, Inc. (a)	3,731	30,333
Alder Biopharmaceuticals, Inc. (a)(b)	4,608	151,926
Alexion Pharmaceuticals, Inc. (a)	19,496	2,453,767
Alkermes PLC (a)	13,460	589,144
Alnylam Pharmaceuticals, Inc. (a)(b)	7,393	516,401
AMAG Pharmaceuticals, Inc. (a)(b)	2,995	71,371
Amarin Corp. PLC ADR (a)(b)	19,375	54,250
Amgen, Inc.	66,314	11,277,359
Amicus Therapeutics, Inc. (a)(b)	10,460	69,977
Anavex Life Sciences Corp. (a)(b)	4,965	15,193
Anthera Pharmaceuticals, Inc. (a)(b)	3,696	10,644
Applied Genetic Technologies Corp. (a)	1,750	22,365
Aquinox Pharmaceuticals, Inc. (a)(b)	1,704	18,096
Arbutus Biopharma Corp. (a)	4,882	18,600
Ardelyx, Inc. (a)	3,479	34,686
Arena Pharmaceuticals, Inc. (a)	25,791	39,976
Argos Therapeutics, Inc. (a)(b)	2,084	10,316
ARIAD Pharmaceuticals, Inc. (a)	15,885	164,251
ArQule, Inc. (a)	6,539	9,678
Array BioPharma, Inc. (a)(b)	13,165	45,156
Arrowhead Pharmaceuticals, Inc. (a)(b)	6,642	46,029
Ascendis Pharma A/S sponsored ADR (a)(b)	1,546	28,508
Atara Biotherapeutics, Inc. (a)	2,501	48,870
Athersys, Inc. (a)(b)	5,562	10,623
aTyr Pharma, Inc. (a)	2,530	7,388
Aviragen Therapeutics, Inc. (a)	8,786	11,685
BeiGene Ltd. ADR (b)	910	26,126
Bellicum Pharmaceuticals, Inc. (a)(b)	2,608	44,910
BioCryst Pharmaceuticals, Inc. (a)	6,723	27,632
Biogen, Inc. (a)	19,338	5,910,273
BioMarin Pharmaceutical, Inc. (a)	14,403	1,352,298
Biospecifics Technologies Corp. (a)	793	29,016
bluebird bio, Inc. (a)(b)	3,153	155,569
Blueprint Medicines Corp. (a)	2,661	74,189
Calithera Biosciences, Inc. (a)	2,056	6,374
Cara Therapeutics, Inc. (a)(b)	2,825	15,312
Cascadian Therapeutics, Inc. (a)	8,389	9,647
Catabasis Pharmaceuticals, Inc. (a)	1,859	9,276
Catalyst Biosciences, Inc. (a)	344	413
Catalyst Pharmaceutical Partners, Inc. (a)	8,217	8,217
Celgene Corp. (a)	68,418	7,302,937
Celldex Therapeutics, Inc. (a)(b)	8,998	29,873
Cellectis SA sponsored ADR (a)	731	19,386
Cellular Biomedicine Group, Inc. (a)	1,123	15,688
Cepheid, Inc. (a)	6,521	223,801
Cerulean Pharma, Inc. (a)	3,111	3,173
ChemoCentryx, Inc. (a)	3,061	15,305
Chiasma, Inc. (a)(b)	2,192	5,414
Chimerix, Inc. (a)	4,089	19,668
China Biologic Products, Inc. (a)	2,370	260,795
Cidara Therapeutics, Inc. (a)	1,412	16,337
Clovis Oncology, Inc. (a)	3,430	84,961
Coherus BioSciences, Inc. (a)	3,540	105,386
Conatus Pharmaceuticals, Inc. (a)	1,845	3,339
Concert Pharmaceuticals, Inc. (a)	2,361	22,949
ContraFect Corp. (a)	2,771	6,290
Corvus Pharmaceuticals, Inc.	2,199	30,016
CTI BioPharma Corp. (a)	49,653	19,514
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	14,252	25,084
Cyclacel Pharmaceuticals, Inc.	59	335
Cytokinetics, Inc. (a)	3,622	43,718
CytomX Therapeutics, Inc. (a)	3,016	35,378
Cytori Therapeutics, Inc. (a)(b)	2,186	4,438
CytRx Corp. (a)	6,877	3,863
DBV Technologies SA sponsored ADR (a)	2,006	69,367
Dicerna Pharmaceuticals, Inc. (a)	2,520	7,938
Dimension Therapeutics, Inc.	3,293	19,560
Dyax Corp. rights 12/31/19 (a)	12,922	31,271
Dynavax Technologies Corp. (a)	3,270	51,208
Eagle Pharmaceuticals, Inc. (a)(b)	1,430	85,443
Edge Therapeutics, Inc. (a)(b)	2,309	20,527
Editas Medicine, Inc.	3,269	54,985
Eiger Biopharmaceuticals, Inc. (a)	660	9,847
Eleven Biotherapeutics, Inc. (a)(b)	1,701	8,301
Enanta Pharmaceuticals, Inc. (a)	1,684	37,031
Enzymotec Ltd. (a)	1,463	10,782
Epizyme, Inc. (a)	5,378	39,313
Esperion Therapeutics, Inc. (a)(b)	1,837	19,784
Exact Sciences Corp. (a)(b)	8,309	153,467
Exelixis, Inc. (a)	19,660	219,209
Fate Therapeutics, Inc. (a)	2,187	5,686
Fibrocell Science, Inc. (a)	3,986	3,827
FibroGen, Inc. (a)	5,322	92,124
Five Prime Therapeutics, Inc. (a)	2,488	109,422
Flexion Therapeutics, Inc. (a)	2,152	35,895
Fortress Biotech, Inc. (a)(b)	7,368	20,115
Forward Pharma A/S sponsored ADR (a)	1,091	21,504
Foundation Medicine, Inc. (a)(b)	3,312	67,962
Galapagos Genomics NV sponsored ADR (a)(b)	935	50,771
Galectin Therapeutics, Inc. (a)	4,397	7,563
Galena Biopharma, Inc. (a)(b)	15,274	6,175
Galmed Pharmaceuticals Ltd. (a)	1,580	6,083
Genocea Biosciences, Inc. (a)(b)	5,139	27,545
Genomic Health, Inc. (a)	3,057	80,919
GenVec, Inc. (a)	887	462
Geron Corp. (a)(b)	14,983	40,304
Gilead Sciences, Inc.	117,531	9,212,080
Global Blood Therapeutics, Inc. (a)(b)	2,756	46,824
GlycoMimetics, Inc. (a)	1,951	14,457
Grifols SA ADR	12,825	204,046
GTx, Inc. (a)(b)	16,276	9,115
Halozyme Therapeutics, Inc. (a)(b)	11,337	111,103
Harvard Apparatus (a)	1,123	1,123
Heron Therapeutics, Inc. (a)(b)	3,320	61,752
Idera Pharmaceuticals, Inc. (a)(b)	11,309	21,600
Ignyta, Inc. (a)	4,546	25,048
Immune Design Corp. (a)	2,163	15,249
ImmunoGen, Inc. (a)(b)	7,733	21,730
Immunomedics, Inc. (a)(b)	8,438	23,373
Incyte Corp. (a)	16,449	1,334,014
Infinity Pharmaceuticals, Inc. (a)	3,607	5,483
Inotek Pharmaceuticals Corp. (a)(b)	1,862	13,220
Inovio Pharmaceuticals, Inc. (a)(b)	6,231	57,138
Insmed, Inc. (a)	5,490	71,096
Insys Therapeutics, Inc. (a)(b)	6,364	90,814
Intellia Therapeutics, Inc. (a)(b)	2,884	56,094
Intercept Pharmaceuticals, Inc. (a)(b)	2,126	315,307
Ionis Pharmaceuticals, Inc. (a)(b)	10,513	311,710
Ironwood Pharmaceuticals, Inc. Class A (a)	11,299	150,729
Juno Therapeutics, Inc. (a)(b)	9,289	274,769
Kamada (a)	3,819	18,408
Karyopharm Therapeutics, Inc. (a)	3,145	31,293
Keryx Biopharmaceuticals, Inc. (a)(b)	9,197	37,708
Kindred Biosciences, Inc. (a)	2,560	10,624
Kite Pharma, Inc. (a)(b)	4,330	249,495
La Jolla Pharmaceutical Co. (a)(b)	1,791	29,283
Lexicon Pharmaceuticals, Inc. (a)(b)	9,208	127,807
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	1,817	187,714
General CVR	1,530	46
Glucagon CVR (a)	1,530	54
rights (a)	1,530	8
TR Beta CVR	1,530	32
Lion Biotechnologies, Inc. (a)	4,344	34,578
Loxo Oncology, Inc. (a)	2,018	55,576
Lpath, Inc. (a)(b)	232	545
Macrogenics, Inc. (a)	3,303	98,462
Madrigal Pharmaceuticals, Inc. (a)	373	4,286
MannKind Corp. (a)(b)	40,664	32,572
MediciNova, Inc. (a)(b)	3,291	19,384
Medivation, Inc. (a)	14,588	1,175,209
MEI Pharma, Inc. (a)	2,044	3,659
Merrimack Pharmaceuticals, Inc. (a)(b)	10,696	49,416
MiMedx Group, Inc. (a)(b)	10,805	78,228
Minerva Neurosciences, Inc. (a)	2,722	33,263
Mirati Therapeutics, Inc. (a)	1,587	8,014
Momenta Pharmaceuticals, Inc. (a)	6,158	74,019
Myriad Genetics, Inc. (a)	6,530	132,951
NantKwest, Inc. (a)(b)	7,299	59,049
Natera, Inc. (a)(b)	4,694	46,705
Neothetics, Inc. (a)(b)	1,527	1,484
Neuralstem, Inc. (a)(b)	10,196	2,875
Neurocrine Biosciences, Inc. (a)	7,644	370,428
NewLink Genetics Corp. (a)	2,540	25,857
Nivalis Therapeutics, Inc. (a)	1,523	9,732
Northwest Biotherapeutics, Inc. (a)(b)	9,411	3,157
Novavax, Inc. (a)(b)	24,456	167,279
Nymox Pharmaceutical Corp. (a)(b)	2,652	9,176
Ohr Pharmaceutical, Inc. (a)(b)	1,849	5,288
OncoGenex Pharmaceuticals, Inc. (a)(b)	3,253	1,757
OncoMed Pharmaceuticals, Inc. (a)	2,768	27,652
Onconova Therapeutics, Inc. (a)	220	713
Ophthotech Corp. (a)	3,168	167,302
Opko Health, Inc. (a)(b)	46,054	419,091
Osiris Therapeutics, Inc. (b)	3,434	17,204
Otonomy, Inc. (a)	2,458	40,434
OvaScience, Inc. (a)	2,534	15,432
PDL BioPharma, Inc.	13,600	39,576
Peregrine Pharmaceuticals, Inc. (a)	17,460	6,321
Pluristem Therapeutics, Inc. (a)	12,278	20,381
Portola Pharmaceuticals, Inc. (a)	5,195	105,770
Prana Biotechnology Ltd. ADR (a)	1,012	5,313
Progenics Pharmaceuticals, Inc. (a)	7,305	45,875
ProNai Therapeutics, Inc. (a)(b)	2,698	4,937
ProQR Therapeutics BV (a)	2,020	11,857
Proteon Therapeutics, Inc. (a)(b)	2,648	23,355
Proteostasis Therapeutics, Inc. (b)	1,200	17,172
Prothena Corp. PLC (a)(b)	3,066	153,239
PTC Therapeutics, Inc. (a)	2,883	23,669
QLT, Inc. (a)	5,307	7,589
Radius Health, Inc. (a)(b)	3,756	205,979
Raptor Pharmaceutical Corp. (a)	7,401	55,137
Recro Pharma, Inc. (a)	887	8,435
Regeneron Pharmaceuticals, Inc. (a)	9,089	3,567,887
REGENXBIO, Inc. (a)(b)	2,882	33,748
Regulus Therapeutics, Inc. (a)(b)	4,630	14,677
Repligen Corp. (a)	3,163	98,021
Retrophin, Inc. (a)	3,212	51,456
Rigel Pharmaceuticals, Inc. (a)	9,865	33,245
Sage Therapeutics, Inc. (a)	3,005	111,696
Sangamo Biosciences, Inc. (a)	5,619	24,106
Sarepta Therapeutics, Inc. (a)(b)	3,665	95,547
Seattle Genetics, Inc. (a)(b)	12,290	547,520
Seres Therapeutics, Inc. (a)(b)	3,465	36,279
Shire PLC sponsored ADR	7,816	1,462,999
Sinovac Biotech Ltd. (a)	5,375	31,551
Sorrento Therapeutics, Inc. (a)(b)	3,797	25,288
Spark Therapeutics, Inc. (a)(b)	2,366	133,868
Spectrum Pharmaceuticals, Inc. (a)	5,412	28,738
Stemline Therapeutics, Inc. (a)	1,984	16,229
Sunesis Pharmaceuticals, Inc. (a)	5,622	4,570
Syndax Pharmaceuticals, Inc. (b)	967	13,712
Synergy Pharmaceuticals, Inc. (a)(b)	16,207	76,659
T2 Biosystems, Inc. (a)(b)	1,807	11,998
Tenax Therapeutics, Inc. (a)(b)	3,193	7,376
TESARO, Inc. (a)(b)	4,491	380,343
TetraLogic Pharmaceuticals Corp. (a)	2,907	647
TG Therapeutics, Inc. (a)(b)	5,013	31,833
Threshold Pharmaceuticals, Inc. (a)	10,833	11,591
Tobira Therapeutics, Inc. (a)	1,452	7,129
Tokai Pharmaceuticals, Inc. (a)(b)	2,215	2,437
TONIX Pharmaceuticals Holding (a)(b)	2,259	5,151
TRACON Pharmaceuticals, Inc. (a)	1,283	7,916
Transition Therapeutics, Inc. (a)	3,783	5,567
Trevena, Inc. (a)	4,937	33,473
Trovagene, Inc. (a)(b)	2,772	13,611
Ultragenyx Pharmaceutical, Inc. (a)	3,402	224,260
uniQure B.V. (a)	2,178	17,076
United Therapeutics Corp. (a)	3,989	487,775
Vanda Pharmaceuticals, Inc. (a)	4,593	70,640
VBI Vaccines, Inc. (a)	5,254	18,149
Verastem, Inc. (a)	4,252	5,740
Versartis, Inc. (a)(b)	2,706	33,554
Vertex Pharmaceuticals, Inc. (a)	21,856	2,065,611
Vical, Inc. (a)	1,360	5,168
Vitae Pharmaceuticals, Inc. (a)	1,958	13,530
Vital Therapies, Inc. (a)	3,220	18,451
Voyager Therapeutics, Inc. (a)	2,893	35,208
Windtree Therapeutics, Inc. (a)	828	1,788
Xbiotech, Inc. (a)(b)	2,635	34,202
Xencor, Inc. (a)	3,649	77,103
Xenon Pharmaceuticals, Inc. (a)	2,081	16,710
XOMA Corp. (a)(b)	7,562	4,291
Zafgen, Inc. (a)(b)	3,434	10,268
ZIOPHARM Oncology, Inc. (a)(b)	11,803	59,841
		61,397,095
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	2,053	102,937
Abiomed, Inc. (a)	3,716	438,265
Accuray, Inc. (a)(b)	7,225	38,509
Align Technology, Inc. (a)	7,049	654,852
Alliqua Biomedical, Inc. (a)	4,397	4,094
Alphatec Holdings, Inc. (a)	794	3,192
Analogic Corp.	1,156	102,884
Angiodynamics, Inc. (a)	3,504	57,956
Anika Therapeutics, Inc. (a)(b)	1,304	61,601
Antares Pharma, Inc. (a)(b)	12,490	15,238
Atricure, Inc. (a)	2,638	40,599
Atrion Corp.	180	81,344
Avinger, Inc. (a)	1,521	6,206
AxoGen, Inc. (a)	4,548	40,977
BioLase Technology, Inc. (a)	2,597	4,467
Cardiovascular Systems, Inc. (a)	2,763	67,611
Cerus Corp. (a)(b)	8,303	52,558
ConforMis, Inc. (a)(b)	3,772	30,251
CONMED Corp.	2,598	105,998
Cutera, Inc. (a)	953	10,388
Cynosure, Inc. Class A (a)	2,251	117,255
CytoSorbents Corp. (a)(b)	3,441	17,205
Dentsply Sirona, Inc.	20,830	1,280,212
Derma Sciences, Inc. (a)	3,000	14,880
DexCom, Inc. (a)(b)	7,112	647,832
Dextera Surgical, Inc. (a)	718	1,343
EDAP TMS SA sponsored ADR (a)	2,707	7,904
Endologix, Inc. (a)(b)	6,324	76,900
Entellus Medical, Inc. (a)	1,955	36,930
EnteroMedics, Inc. (a)	336	56
Exactech, Inc. (a)	915	25,428
Fonar Corp. (a)	686	14,104
Genmark Diagnostics, Inc. (a)	3,505	29,863
Hologic, Inc. (a)	24,714	949,512
ICU Medical, Inc. (a)	1,384	172,682
IDEXX Laboratories, Inc. (a)	7,843	883,749
Inogen, Inc. (a)	1,688	97,938
Insulet Corp. (a)	4,914	208,010
Integra LifeSciences Holdings Corp. (a)	3,244	280,346
Intuitive Surgical, Inc. (a)	3,366	2,310,490
InVivo Therapeutics Holdings Corp. (a)(b)	2,264	15,939
Invuity, Inc. (a)	1,440	19,382
IRadimed Corp. (a)(b)	1,058	19,753
Iridex Corp. (a)	1,474	22,007
K2M Group Holdings, Inc. (a)	4,046	64,412
Lantheus Holdings, Inc. (a)	3,455	32,892
LeMaitre Vascular, Inc.	1,725	31,706
LivaNova PLC (a)	4,382	263,008
Masimo Corp. (a)	4,406	260,571
Mazor Robotics Ltd. sponsored ADR (a)(b)	1,058	23,678
Meridian Bioscience, Inc.	3,746	72,860
Merit Medical Systems, Inc. (a)	3,920	95,021
Natus Medical, Inc. (a)	3,010	117,119
Neogen Corp. (a)	3,419	201,926
Neovasc, Inc. (a)(b)	5,530	3,205
Novadaq Technologies, Inc. (a)(b)	5,182	63,531
Novocure Ltd. (a)	7,359	56,517
NuVasive, Inc. (a)	4,273	279,753
NxStage Medical, Inc. (a)(b)	5,276	120,609
OraSure Technologies, Inc. (a)	6,182	52,980
Orthofix International NV (a)	1,471	66,357
Oxford Immunotec Global PLC (a)	1,541	15,965
PhotoMedex, Inc. (a)	2,152	516
Quidel Corp. (a)	3,445	74,998
Quotient Ltd. (a)(b)	2,678	16,416
ReWalk Robotics Ltd. (a)	1,174	6,903
Rockwell Medical Technologies, Inc. (a)(b)	4,673	33,926
RTI Biologics, Inc. (a)	6,092	19,555
Seaspine Holdings Corp. (a)	953	9,902
Sientra, Inc. (a)(b)	1,564	12,840
Staar Surgical Co. (a)(b)	3,136	27,534
SurModics, Inc. (a)	1,564	44,527
Synergetics U.S.A., Inc.	3,200	608
Syneron Medical Ltd. (a)	2,962	19,431
Tandem Diabetes Care, Inc. (a)	3,057	21,796
TearLab Corp. (a)	3,992	3,134
The Spectranetics Corp. (a)(b)	3,454	85,003
Trinity Biotech PLC sponsored ADR (a)(b)	2,186	29,336
Unilife Corp. (a)(b)	858	2,462
Utah Medical Products, Inc.	434	27,346
Vascular Solutions, Inc. (a)	1,591	76,638
Veracyte, Inc. (a)	3,284	18,489
Vermillion, Inc. (a)(b)	8,588	12,023
Wright Medical Group NV (a)	8,928	221,057
Zeltiq Aesthetics, Inc. (a)(b)	3,461	131,933
		11,888,130
Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (a)(b)	7,878	403,275
Aceto Corp.	2,620	52,898
Addus HomeCare Corp. (a)	1,160	27,817
Air Methods Corp. (a)(b)	3,366	118,416
Alliance Healthcare Services, Inc. (a)	1,023	6,445
Almost Family, Inc. (a)	720	26,518
Amedisys, Inc. (a)	2,934	141,213
AmSurg Corp. (a)	4,888	317,329
BioScrip, Inc. (a)	6,530	16,847
BioTelemetry, Inc. (a)	2,629	48,558
Caladrius Biosciences, Inc. (a)	349	1,689
Corvel Corp. (a)	1,979	76,073
Cross Country Healthcare, Inc. (a)	1,939	23,598
Express Scripts Holding Co. (a)	55,817	4,057,896
HealthEquity, Inc. (a)	5,331	173,577
Healthways, Inc. (a)	3,372	84,334
Henry Schein, Inc. (a)	7,253	1,187,969
iKang Healthcare Group, Inc. sponsored ADR (a)	4,199	77,430
LHC Group, Inc. (a)	1,768	62,870
LifePoint Hospitals, Inc. (a)	3,996	226,174
Magellan Health Services, Inc. (a)	2,181	124,579
National Research Corp. Class A	3,037	48,076
Patterson Companies, Inc. (b)	8,619	396,474
PDI, Inc. (a)	1,394	348
Premier, Inc. (a)	4,125	130,556
Providence Service Corp. (a)	1,430	67,396
RadNet, Inc. (a)	4,532	30,636
Sharps Compliance Corp. (a)	2,012	9,195
Surgery Partners, Inc. (a)	4,250	81,855
Surgical Care Affiliates, Inc. (a)	3,542	146,108
The Ensign Group, Inc.	4,760	89,440
USMD Holdings, Inc. (a)	988	21,894
VCA, Inc. (a)	7,115	503,813
		8,781,296
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	16,690	215,468
athenahealth, Inc. (a)(b)	3,404	416,752
Cerner Corp. (a)	30,016	1,937,233
Computer Programs & Systems, Inc. (b)	1,143	29,512
Connecture, Inc. (a)(b)	2,630	4,392
HealthStream, Inc. (a)	3,176	84,450
HMS Holdings Corp. (a)	6,743	147,065
Inovalon Holdings, Inc. Class A (a)(b)	6,022	94,545
Medidata Solutions, Inc. (a)(b)	4,830	261,303
NantHealth, Inc.	9,942	130,340
Omnicell, Inc. (a)	3,168	119,053
Quality Systems, Inc.	5,343	62,887
Simulations Plus, Inc.	1,993	17,180
		3,520,180
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	5,033	110,122
Albany Molecular Research, Inc. (a)(b)	3,100	45,942
Bio-Techne Corp.	3,307	348,392
Bruker Corp.	14,014	313,353
ChromaDex, Inc. (a)(b)	4,429	14,571
Compugen Ltd. (a)(b)	5,055	35,537
Fluidigm Corp. (a)	2,319	21,126
Harvard Bioscience, Inc. (a)	4,492	12,173
ICON PLC (a)	4,888	375,350
Illumina, Inc. (a)	12,954	2,180,676
INC Research Holdings, Inc. Class A (a)	4,841	211,213
Luminex Corp. (a)	3,915	82,489
Medpace Holdings, Inc.	3,350	94,638
Nanostring Technologies, Inc. (a)	2,146	34,679
NeoGenomics, Inc. (a)	6,065	48,763
Pacific Biosciences of California, Inc. (a)(b)	7,032	58,577
PAREXEL International Corp. (a)	4,527	307,972
PRA Health Sciences, Inc. (a)	5,469	276,458
pSivida Corp. (a)	4,308	16,629
QIAGEN NV (a)	20,435	541,732
Sequenom, Inc. (a)(b)	11,832	28,278
VWR Corp. (a)	11,773	328,584
		5,487,254
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	3,856	12,146
Achaogen, Inc. (a)	1,851	6,978
Aclaris Therapeutics, Inc.	1,667	33,607
Acura Pharmaceuticals, Inc. (a)	728	1,158
Aerie Pharmaceuticals, Inc. (a)	2,407	46,600
Agile Therapeutics, Inc. (a)	2,653	19,208
Akorn, Inc. (a)	10,806	290,898
Alcobra Pharma Ltd. (a)	3,641	17,914
Alimera Sciences, Inc. (a)	4,195	6,418
Amphastar Pharmaceuticals, Inc. (a)	4,093	77,767
ANI Pharmaceuticals, Inc. (a)	855	51,078
ANI Pharmaceuticals, Inc. rights	739	0
Apricus Biosciences, Inc. (a)(b)	6,721	2,358
Aralez Pharmaceuticals, Inc. (a)	5,910	29,373
Aratana Therapeutics, Inc. (a)(b)	3,191	28,304
Assembly Biosciences, Inc. (a)	1,555	9,501
AstraZeneca PLC rights (a)	1,845	0
Auris Medical Holding AG (a)(b)	3,411	6,310
Avexis, Inc.	2,049	72,412
Axsome Therapeutics, Inc. (a)	3,098	22,430
Bio Path Holdings, Inc. (a)(b)	9,715	14,864
Biodelivery Sciences International, Inc. (a)(b)	6,333	15,453
Carbylan Therapeutics, Inc. (a)(b)	3,361	1,577
Cardiome Pharma Corp. (a)	3,124	9,310
Cempra, Inc. (a)(b)	3,981	87,343
Clearside Biomedical, Inc.	2,977	21,911
Collegium Pharmaceutical, Inc. (a)(b)	1,943	16,185
Concordia International Corp. (a)	4,666	40,641
Corcept Therapeutics, Inc. (a)(b)	10,221	54,478
Corium International, Inc. (a)	2,528	15,016
Cumberland Pharmaceuticals, Inc. (a)	2,692	12,410
Cynapsus Therapeutics, Inc. (a)	1,350	24,786
DepoMed, Inc. (a)(b)	5,239	106,299
Dermira, Inc. (a)	2,833	87,936
Dipexium Pharmaceuticals, Inc. (a)	1,301	16,523
Durect Corp. (a)	14,442	24,118
Egalet Corp. (a)(b)	2,577	17,678
Endo International PLC (a)	20,086	415,780
Endocyte, Inc. (a)(b)	2,330	6,943
Flamel Technologies SA sponsored ADR (a)	3,487	46,621
Flex Pharma, Inc. (a)(b)	1,836	20,325
Foamix Pharmaceuticals Ltd. (a)(b)	3,023	25,091
GW Pharmaceuticals PLC ADR (a)	1,348	110,199
Heska Corp. (a)	562	30,668
Horizon Pharma PLC (a)	14,000	263,200
Impax Laboratories, Inc. (a)	6,471	156,533
Imprimis Pharmaceuticals, Inc. (a)	1,610	6,714
Innocoll Holdings PLC (a)(b)	2,657	14,667
Innoviva, Inc. (b)	10,421	115,569
Intersect ENT, Inc. (a)	2,693	42,442
Intra-Cellular Therapies, Inc. (a)	3,795	153,090
Jazz Pharmaceuticals PLC (a)	5,315	658,156
Juniper Pharmaceuticals, Inc. (a)	988	5,444
KemPharm, Inc. (a)(b)	1,503	6,493
Lipocine, Inc. (a)(b)	1,714	5,776
Marinus Pharmaceuticals, Inc. (a)	1,500	2,378
MediWound Ltd. (a)	2,316	17,277
Merus B.V.	2,512	22,859
Mylan N.V. (a)	45,027	1,907,344
MyoKardia, Inc. (a)(b)	3,033	66,362
Nektar Therapeutics (a)(b)	11,902	212,451
Neos Therapeutics, Inc. (a)(b)	1,544	10,067
NeuroDerm Ltd. (a)(b)	2,090	34,151
Ocera Therapeutics, Inc. (a)	3,070	6,508
Ocular Therapeutix, Inc. (a)(b)	2,040	13,036
Oculus Innovative Sciences, Inc. (a)	260	1,063
Omeros Corp. (a)(b)	3,579	38,438
Orexigen Therapeutics, Inc. (a)	1,462	5,746
Pacira Pharmaceuticals, Inc. (a)	3,146	124,676
Pain Therapeutics, Inc. (a)	5,929	14,170
Paratek Pharmaceuticals, Inc. (a)	1,554	20,932
Pernix Therapeutics Holdings, Inc. (a)(b)	4,154	2,679
Phibro Animal Health Corp. Class A	1,515	36,769
Reata Pharmaceuticals, Inc. (b)	886	16,896
RedHill Biopharma Ltd. sponsored ADR (a)	974	14,600
Relypsa, Inc. (a)(b)	3,749	119,931
Repros Therapeutics, Inc. (a)(b)	1,984	4,028
Revance Therapeutics, Inc. (a)(b)	2,525	35,476
SciClone Pharmaceuticals, Inc. (a)	4,319	43,492
Sucampo Pharmaceuticals, Inc. Class A (a)	3,719	40,760
Supernus Pharmaceuticals, Inc. (a)	4,682	100,101
Teligent, Inc. (a)(b)	4,201	31,171
Tetraphase Pharmaceuticals, Inc. (a)	3,275	12,445
The Medicines Company (a)	6,111	239,368
Theravance Biopharma, Inc. (a)(b)	3,927	111,370
Titan Pharmaceuticals, Inc. (a)(b)	3,296	18,524
VIVUS, Inc. (a)(b)	8,676	9,197
WAVE Life Sciences (a)	2,174	54,220
Zogenix, Inc. (a)	1,939	16,908
Zynerba Pharmaceuticals, Inc. (a)(b)	854	7,242
		6,797,334

TOTAL HEALTH CARE		97,871,289

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	2,149	53,166
American Science & Engineering, Inc.	557	20,498
Astronics Corp. (a)	1,715	76,849
BE Aerospace, Inc.	8,902	449,996
Elbit Systems Ltd.	3,920	380,671
Erickson Air-Crane, Inc. (a)	885	398
Innovative Solutions & Support, Inc. (a)	1,939	5,875
KEYW Holding Corp. (a)(b)	3,270	32,602
KLX, Inc. (a)	4,661	174,042
Kratos Defense & Security Solutions, Inc. (a)	6,228	43,471
LMI Aerospace, Inc. (a)	1,031	7,856
Mercury Systems, Inc. (a)	3,615	81,988
Taser International, Inc. (a)(b)	4,424	119,802
		1,447,214
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,307	91,325
Atlas Air Worldwide Holdings, Inc. (a)	2,324	86,313
C.H. Robinson Worldwide, Inc.	12,569	872,540
Echo Global Logistics, Inc. (a)	2,903	74,897
Expeditors International of Washington, Inc.	15,874	804,018
Forward Air Corp.	2,720	125,338
Hub Group, Inc. Class A (a)	3,133	127,670
Park-Ohio Holdings Corp.	1,136	41,896
		2,223,997
Airlines - 0.6%
Allegiant Travel Co.	1,523	210,540
American Airlines Group, Inc.	50,861	1,846,254
Hawaiian Holdings, Inc. (a)	4,835	227,148
JetBlue Airways Corp. (a)	28,394	452,884
Ryanair Holdings PLC sponsored ADR	9,302	675,418
SkyWest, Inc.	4,511	127,346
Spirit Airlines, Inc. (a)	6,372	254,816
Virgin America, Inc. (a)	3,829	213,237
		4,007,643
Building Products - 0.2%
AAON, Inc.	4,527	128,114
American Woodmark Corp. (a)	1,439	125,193
Apogee Enterprises, Inc.	2,726	131,938
Builders FirstSource, Inc. (a)	9,394	129,074
Caesarstone Sdot-Yam Ltd. (a)	2,999	117,921
CSW Industrials, Inc. (a)	1,332	42,997
Gibraltar Industries, Inc. (a)	2,556	97,537
Insteel Industries, Inc.	1,348	44,888
Nortek, Inc. (a)(b)	1,481	127,366
Patrick Industries, Inc. (a)	1,144	73,250
PGT, Inc. (a)	4,408	52,499
Universal Forest Products, Inc.	1,802	196,688
		1,267,465
Commercial Services & Supplies - 0.6%
Aqua Metals, Inc. (a)(b)	1,810	16,724
Casella Waste Systems, Inc. Class A (a)	3,493	31,751
CECO Environmental Corp.	3,068	33,717
China Recycling Energy Corp. (a)	360	688
Cintas Corp.	9,516	1,118,225
Copart, Inc. (a)	9,748	497,343
Essendant, Inc.	3,430	66,439
Fuel Tech, Inc. (a)	2,187	3,040
G&K Services, Inc. Class A	1,844	179,477
Healthcare Services Group, Inc.	6,463	260,911
Heritage-Crystal Clean, Inc. (a)	2,149	29,678
Herman Miller, Inc.	5,415	195,319
Hudson Technologies, Inc. (a)	3,617	23,402
InnerWorkings, Inc. (a)(b)	5,581	49,503
Interface, Inc.	6,004	106,151
Intersections, Inc. (a)(b)	1,497	2,665
Kimball International, Inc. Class B	4,345	54,095
Matthews International Corp. Class A	2,839	174,627
McGrath RentCorp.	2,210	70,654
Mobile Mini, Inc.	3,992	119,361
Multi-Color Corp.	1,505	100,579
Odyssey Marine Exploration, Inc. (a)(b)	740	2,383
Performant Financial Corp. (a)	3,774	8,227
Perma-Fix Environmental Services, Inc. (a)	1,300	7,098
SP Plus Corp. (a)	2,114	52,850
Stericycle, Inc. (a)	7,481	643,216
Tetra Tech, Inc.	5,311	187,478
U.S. Ecology, Inc.	1,881	84,382
VSE Corp.	896	29,487
West Corp.	7,400	173,382
		4,322,852
Construction & Engineering - 0.1%
Aegion Corp. (a)	3,609	66,839
Great Lakes Dredge & Dock Corp. (a)	5,716	22,064
Ies Holdings, Inc. (a)	1,991	32,991
Layne Christensen Co. (a)(b)	2,017	18,133
MYR Group, Inc. (a)	1,938	56,202
Northwest Pipe Co. (a)	1,088	12,784
NV5 Holdings, Inc. (a)	789	24,120
Primoris Services Corp.	4,911	94,389
Sterling Construction Co., Inc. (a)	3,181	20,517
		348,039
Electrical Equipment - 0.1%
Active Power, Inc. (a)	2,087	726
Allied Motion Technologies, Inc.	887	19,984
American Superconductor Corp. (a)(b)	1,612	11,413
Ballard Power Systems, Inc. (a)(b)	11,124	23,242
Broadwind Energy, Inc. (a)	818	3,918
Capstone Turbine Corp. (a)(b)	1,421	2,430
Encore Wire Corp.	2,176	84,255
Energous Corp. (a)(b)	1,930	34,740
Energy Focus, Inc. (a)	921	3,592
Enphase Energy, Inc. (a)(b)	3,174	5,777
FuelCell Energy, Inc. (a)(b)	3,298	17,018
Highpower International, Inc. (a)	1,059	2,467
Hydrogenics Corp. (a)	582	3,294
LSI Industries, Inc.	2,740	27,756
Plug Power, Inc. (a)(b)	18,123	28,091
Powell Industries, Inc.	763	30,329
Power Solutions International, Inc. (a)(b)	967	11,256
Preformed Line Products Co.	836	36,667
Revolution Lighting Technologies, Inc. (a)	2,099	13,182
SolarCity Corp. (a)	8,629	178,275
Sunrun, Inc. (a)(b)	8,444	51,340
Ultralife Corp. (a)	2,041	8,674
Vicor Corp. (a)	2,505	27,330
		625,756
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,346	82,111
Machinery - 0.7%
Altra Industrial Motion Corp.	2,624	73,997
American Railcar Industries, Inc.	1,912	79,272
ARC Group Worldwide, Inc. (a)	1,397	3,367
Astec Industries, Inc.	2,051	120,578
Blue Bird Corp. (a)	2,715	39,340
Chart Industries, Inc. (a)	2,770	83,432
Columbus McKinnon Corp. (NY Shares)	2,006	35,225
Commercial Vehicle Group, Inc. (a)	3,070	16,547
Dynamic Materials Corp.	1,020	11,220
Eastern Co.	803	15,418
Energy Recovery, Inc. (a)	3,702	44,720
ExOne Co. (a)(b)	1,127	15,181
Franklin Electric Co., Inc.	4,160	159,120
FreightCar America, Inc.	1,031	14,846
Gencor Industries, Inc. (a)	2,109	24,148
Hardinge, Inc.	1,847	19,523
Hurco Companies, Inc.	459	12,398
Jason Industries, Inc. (a)	2,350	4,630
Kornit Digital Ltd. (a)(b)	3,292	37,134
L.B. Foster Co. Class A	762	9,152
Lincoln Electric Holdings, Inc.	5,904	375,258
Manitex International, Inc. (a)	1,237	7,867
Middleby Corp. (a)	4,984	638,700
NN, Inc.	1,986	35,252
Nordson Corp.	4,976	491,280
Omega Flex, Inc.	687	26,305
PACCAR, Inc.	31,001	1,855,100
RBC Bearings, Inc. (a)	2,048	161,976
Sun Hydraulics Corp.	2,380	73,352
TriMas Corp. (a)	4,318	82,819
Twin Disc, Inc.	782	10,158
Westport Fuel Systems, Inc. (a)	9,295	12,362
Woodward, Inc.	5,479	343,643
		4,933,320
Marine - 0.0%
Diana Containerships, Inc.	424	1,598
DryShips, Inc. (a)(b)	647	401
Eagle Bulk Shipping, Inc. (a)(b)	209	1,542
Euroseas Ltd. (a)	310	521
Golden Ocean Group Ltd. (a)	8,325	30,387
Rand Logistics, Inc. (a)	2,390	2,151
Star Bulk Carriers Corp. (a)(b)	4,115	17,242
Ultrapetrol (Bahamas) Ltd. (a)	13,203	4,647
		58,489
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)(b)	2,295	76,492
Acacia Research Corp.	4,055	24,249
Advisory Board Co. (a)	3,853	162,404
Barrett Business Services, Inc.	312	14,558
CRA International, Inc. (a)	1,088	29,507
Exponent, Inc.	2,286	115,283
Heidrick & Struggles International, Inc.	1,706	31,885
Hudson Global, Inc.	4,461	7,628
Huron Consulting Group, Inc. (a)	2,080	130,749
ICF International, Inc. (a)	1,804	75,497
IHS Markit Ltd. (a)	39,500	1,474,140
Kelly Services, Inc. Class A (non-vtg.)	3,210	61,375
Kforce, Inc.	2,437	47,156
Pendrell Corp. (a)	18,192	12,916
Resources Connection, Inc.	3,819	57,629
RPX Corp. (a)	5,278	55,261
Verisk Analytics, Inc. (a)	14,735	1,223,742
		3,600,471
Road & Rail - 0.8%
AMERCO	1,750	601,493
ArcBest Corp.	2,284	41,820
Avis Budget Group, Inc. (a)	8,072	291,641
Covenant Transport Group, Inc. Class A (a)	1,283	24,736
CSX Corp.	83,859	2,371,533
Heartland Express, Inc.	7,896	150,261
J.B. Hunt Transport Services, Inc.	9,733	772,703
Landstar System, Inc.	3,796	262,797
Marten Transport Ltd.	2,661	57,398
Old Dominion Freight Lines, Inc. (a)	7,466	531,057
P.A.M. Transportation Services, Inc. (a)	648	12,830
Patriot Transportation Holding, Inc. (a)	792	16,640
Saia, Inc. (a)	2,152	65,485
Student Transportation, Inc. (a)(b)	9,129	49,355
U.S.A. Truck, Inc. (a)	952	10,567
Universal Logistics Holdings I	2,899	39,194
Werner Enterprises, Inc.	6,089	140,534
YRC Worldwide, Inc. (a)	2,862	33,171
		5,473,215
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	5,079	233,532
BMC Stock Holdings, Inc. (a)	5,416	107,995
DXP Enterprises, Inc. (a)	1,328	37,304
Fastenal Co.	25,415	1,095,641
General Finance Corp. (a)(b)	3,065	13,547
H&E Equipment Services, Inc.	2,924	46,579
HD Supply Holdings, Inc. (a)	17,486	631,419
Houston Wire & Cable Co.	1,745	10,348
Huttig Building Products, Inc. (a)	3,781	24,577
Lawson Products, Inc. (a)	906	15,393
Nexeo Solutions, Inc. (a)	6,864	61,433
Rush Enterprises, Inc.:
Class A (a)	2,195	52,197
Class B (a)	1,138	27,198
Titan Machinery, Inc. (a)	1,881	20,146
Willis Lease Finance Corp. (a)	458	11,720
		2,389,029
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	697	34,306

TOTAL INDUSTRIALS		30,813,907

INFORMATION TECHNOLOGY - 46.3%
Communications Equipment - 2.8%
ADTRAN, Inc.	4,807	88,353
Applied Optoelectronics, Inc. (a)(b)	1,888	31,813
Arris International PLC (a)	16,632	466,860
AudioCodes Ltd. (a)	4,488	24,460
Aviat Networks, Inc. (a)	960	9,082
Bel Fuse, Inc. Class B (non-vtg.)	827	18,996
Black Box Corp.	1,768	24,664
Brocade Communications Systems, Inc.	34,570	310,439
CalAmp Corp. (a)	3,489	50,870
Ceragon Networks Ltd. (a)	9,157	21,794
Cisco Systems, Inc.	443,219	13,934,805
Clearfield, Inc. (a)(b)	1,477	26,763
ClearOne, Inc.	1,187	12,464
CommScope Holding Co., Inc. (a)	16,735	494,854
Communications Systems, Inc.	1,979	11,023
Comtech Telecommunications Corp.	1,452	18,716
Digi International, Inc. (a)	3,038	34,846
DragonWave, Inc. (a)	127	369
EchoStar Holding Corp. Class A (a)	4,016	155,660
EMCORE Corp.	2,780	13,789
EXFO, Inc. (sub. vtg.) (a)	2,047	6,696
Extreme Networks, Inc. (a)	7,968	31,314
F5 Networks, Inc. (a)	5,816	713,798
Finisar Corp. (a)	9,326	197,525
Gilat Satellite Networks Ltd. (a)	5,485	27,260
Harmonic, Inc. (a)	8,953	38,856
Infinera Corp. (a)(b)	12,432	106,667
InterDigital, Inc.	3,067	219,014
Ituran Location & Control Ltd.	2,511	62,273
Ixia (a)	6,800	78,404
KVH Industries, Inc. (a)	2,397	20,614
Lumentum Holdings, Inc. (a)	5,339	187,506
Mitel Networks Corp. (a)	11,566	84,432
MRV Communications, Inc. (a)	733	9,045
NETGEAR, Inc. (a)	2,879	164,103
NetScout Systems, Inc. (a)	8,222	243,207
Novatel Wireless, Inc. (a)(b)	4,524	14,160
Oclaro, Inc. (a)	10,753	84,734
Parkervision, Inc. (a)(b)	926	4,389
PC-Tel, Inc.	2,522	12,736
Polycom, Inc. (a)	11,393	141,729
Radcom Ltd. (a)	1,372	26,013
Radware Ltd. (a)(b)	3,871	52,452
ShoreTel, Inc. (a)	6,126	49,131
Sierra Wireless, Inc. (a)	2,971	41,653
Silicom Ltd.	782	31,992
Sonus Networks, Inc. (a)	5,105	44,005
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	23,714	168,844
Tessco Technologies, Inc.	784	9,855
Ubiquiti Networks, Inc. (a)(b)	7,351	377,841
UTStarcom Holdings Corp. (a)	3,135	6,646
ViaSat, Inc. (a)(b)	4,149	311,341
Viavi Solutions, Inc. (a)	21,046	163,738
Westell Technologies, Inc. Class A (a)	6,293	3,335
Wi-Lan, Inc.	8,637	14,358
		19,500,286
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	2,380	26,299
Cardtronics PLC	330	14,820
CDW Corp.	14,405	643,183
Cognex Corp.	7,500	373,200
Coherent, Inc. (a)	2,135	224,559
Control4 Corp. (a)	2,717	30,023
CUI Global, Inc. (a)(b)	2,363	11,933
Daktronics, Inc.	3,984	37,968
Deswell Industries, Inc.	1,944	3,460
DTS, Inc.	1,366	45,706
Echelon Corp. (a)	414	2,314
Electro Scientific Industries, Inc. (a)	3,907	21,762
ePlus, Inc. (a)	648	58,650
FARO Technologies, Inc. (a)	1,564	50,986
FEI Co.	3,529	375,733
Flextronics International Ltd. (a)	47,626	630,568
FLIR Systems, Inc.	12,110	373,351
Frequency Electronics, Inc. (a)	1,237	13,582
GSI Group, Inc. (a)	3,400	57,426
Hollysys Automation Technologies Ltd. (a)	5,206	110,836
I. D. Systems Inc. (a)	1,361	7,091
Identiv, Inc. (a)	693	1,358
II-VI, Inc. (a)	5,384	114,087
Insight Enterprises, Inc. (a)	3,198	97,859
IPG Photonics Corp. (a)	4,695	408,371
Itron, Inc. (a)	3,481	165,800
Kimball Electronics, Inc. (a)	3,236	39,220
Littelfuse, Inc.	1,939	245,865
Maxwell Technologies, Inc. (a)(b)	2,482	12,584
Mesa Laboratories, Inc.	231	25,955
MicroVision, Inc. (a)(b)	5,917	8,876
MTS Systems Corp.	1,300	64,675
National Instruments Corp.	11,292	315,498
Neonode, Inc. (a)(b)	3,141	4,240
NetList, Inc. (a)(b)	5,145	10,599
Orbotech Ltd. (a)	3,885	111,033
OSI Systems, Inc. (a)	1,790	120,037
PC Connection, Inc.	2,830	73,778
PC Mall, Inc. (a)	2,194	40,743
Plexus Corp. (a)	3,167	146,157
RadiSys Corp. (a)	4,056	19,915
Research Frontiers, Inc. (a)(b)	2,954	9,098
Richardson Electronics Ltd.	1,090	7,717
Rofin-Sinar Technologies, Inc. (a)	2,527	80,889
Sanmina Corp. (a)	6,219	163,435
ScanSource, Inc. (a)	2,430	83,130
Supercom Ltd. (a)	1,852	6,075
Tech Data Corp. (a)	3,072	228,065
Trimble Navigation Ltd. (a)	22,455	615,267
TTM Technologies, Inc. (a)	10,001	107,311
Uni-Pixel, Inc. (a)	2,946	4,331
Universal Display Corp. (a)	4,106	236,465
Zebra Technologies Corp. Class A (a)	4,488	313,980
		6,995,863
Internet Software & Services - 13.1%
21Vianet Group, Inc. ADR (a)(b)	4,700	43,569
2U, Inc. (a)(b)	3,827	135,246
Actua Corp. (a)	4,314	43,917
Akamai Technologies, Inc. (a)	15,645	858,911
Alarm.com Holdings, Inc. (a)(b)	3,526	96,718
Alphabet, Inc.:
Class A	25,903	20,459,485
Class C (a)	30,286	23,230,876
Angie's List, Inc. (a)	5,850	59,436
Apigee Corp. (a)	2,460	37,663
AppFolio, Inc. (a)	933	17,186
Autobytel, Inc. (a)	788	12,923
Baidu.com, Inc. sponsored ADR (a)	24,174	4,135,446
Baozun, Inc. sponsored ADR (a)(b)	2,935	38,713
Bazaarvoice, Inc. (a)	5,665	22,660
Benefitfocus, Inc. (a)(b)	2,721	109,901
Blucora, Inc. (a)	3,887	40,230
Brightcove, Inc. (a)	3,264	42,073
Carbonite, Inc. (a)	3,283	45,831
China Finance Online Co. Ltd. ADR (a)	2,074	8,566
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,258	7,057
Cimpress NV (a)(b)	2,800	277,956
CommerceHub, Inc.:
Series A, (a)	1,238	18,310
Series C, (a)	2,476	36,471
comScore, Inc. (a)	5,143	158,662
Cornerstone OnDemand, Inc. (a)	4,805	211,036
CoStar Group, Inc. (a)	2,886	598,124
Criteo SA sponsored ADR (a)(b)	4,949	182,519
EarthLink Holdings Corp.	10,098	64,324
eBay, Inc. (a)	101,480	3,263,597
eGain Communications Corp. (a)	4,442	14,081
Endurance International Group Holdings, Inc. (a)	11,977	95,217
Facebook, Inc. Class A (a)	203,901	25,715,994
Five9, Inc. (a)	4,085	61,234
Global Sources Ltd. (a)	2,584	21,525
Gogo, Inc. (a)(b)	7,247	88,631
Hortonworks, Inc. (a)(b)	4,798	38,240
IAC/InterActiveCorp	6,380	374,570
inContact, Inc. (a)	5,684	78,951
Internap Network Services Corp. (a)	5,175	12,368
iPass, Inc. (a)	13,231	21,170
j2 Global, Inc.	4,285	292,108
Limelight Networks, Inc. (a)	9,650	17,177
Liquidity Services, Inc. (a)	2,692	26,920
LivePerson, Inc. (a)	5,202	40,524
LogMeIn, Inc. (a)	2,226	185,871
Marchex, Inc. Class B (a)	2,637	7,278
Match Group, Inc. (a)(b)	2,940	47,599
MeetMe, Inc. (a)	4,460	25,690
MercadoLibre, Inc.	3,882	667,704
Mimecast Ltd. (a)	5,094	83,745
MINDBODY, Inc. (a)	2,013	34,926
Momo, Inc. ADR (a)(b)	3,734	89,653
Net Element International, Inc. (a)	219	315
NetEase, Inc. sponsored ADR	6,703	1,420,835
NIC, Inc.	5,591	128,481
NumereX Corp. Class A (a)	1,879	14,074
Perion Network Ltd. (a)	7,623	9,529
Points International Ltd. (a)	1,806	14,448
QuinStreet, Inc. (a)	6,367	19,483
Qumu Corp. (a)	894	2,369
RealNetworks, Inc. (a)	5,762	27,600
Reis, Inc.	1,286	25,077
RetailMeNot, Inc. (a)	4,658	52,682
Rightside Group Ltd. (a)	2,748	25,914
Rocket Fuel, Inc. (a)(b)	6,094	18,282
SecureWorks Corp. (b)	1,463	20,775
SINA Corp. (a)	6,201	474,377
Sohu.com, Inc. (a)	3,462	147,273
SPS Commerce, Inc. (a)	1,549	101,119
Stamps.com, Inc. (a)	1,530	147,982
TechTarget, Inc. (a)	3,400	27,404
Travelzoo, Inc. (a)	1,701	21,399
TrueCar, Inc. (a)(b)	7,005	67,598
Tucows, Inc. (a)(b)	1,308	35,839
Unwired Planet, Inc. (a)	1,235	5,866
VeriSign, Inc. (a)(b)	9,530	709,509
Web.com Group, Inc. (a)	4,636	80,945
WebMD Health Corp. (a)(b)	3,320	171,212
Weibo Corp. sponsored ADR (a)(b)	4,471	213,580
Wix.com Ltd. (a)	3,656	152,894
Xunlei Ltd. sponsored ADR (a)	2,250	12,150
Yahoo!, Inc. (a)	83,526	3,570,737
Yandex NV (a)	25,007	551,154
YY, Inc. ADR (a)	2,756	141,796
Zillow Group, Inc.:
Class A (a)(b)	4,082	138,094
Class C (a)(b)	11,169	378,071
		91,227,445
IT Services - 2.7%
Acxiom Corp. (a)	6,578	170,962
ALJ Regional Holdings, Inc. (a)	3,801	17,371
Amdocs Ltd.	13,337	801,820
Automatic Data Processing, Inc.	40,261	3,615,840
Blackhawk Network Holdings, Inc. (a)	4,640	158,920
BluePhoenix Solutions Ltd. (a)	714	935
Cass Information Systems, Inc.	1,054	60,342
China Customer Relations Centers, Inc. (b)	2,159	28,974
China Information Technology, Inc. (a)(b)	4,797	4,893
Cognizant Technology Solutions Corp. Class A (a)	53,403	3,067,468
Computer Task Group, Inc.	3,110	14,679
CSG Systems International, Inc.	3,066	134,046
Datalink Corp. (a)	2,046	19,928
Euronet Worldwide, Inc. (a)	4,681	363,292
ExlService Holdings, Inc. (a)	2,992	153,131
Fiserv, Inc. (a)	19,381	1,997,212
Forrester Research, Inc.	1,687	69,133
Hackett Group, Inc.	2,830	46,271
Information Services Group, Inc. (a)	3,879	14,740
Innodata, Inc. (a)	9,431	21,691
Jack Henry & Associates, Inc.	6,804	593,785
Lionbridge Technologies, Inc. (a)	6,872	33,467
ManTech International Corp. Class A	2,234	89,449
Mattersight Corp. (a)(b)	2,383	9,270
ModusLink Global Solutions, Inc. (a)	7,417	10,680
MoneyGram International, Inc. (a)	6,027	43,816
NCI, Inc. Class A	1,099	13,254
Net 1 UEPS Technologies, Inc. (a)	4,527	44,229
Paychex, Inc. (b)	31,437	1,907,283
PayPal Holdings, Inc. (a)	106,900	3,971,335
Perficient, Inc. (a)	3,435	68,597
PFSweb, Inc. (a)	1,609	15,527
Planet Payment, Inc. (a)	1,913	6,868
PRG-Schultz International, Inc. (a)	3,916	18,875
QIWI PLC Class B sponsored ADR	4,255	61,783
Sabre Corp.	24,708	695,530
ServiceSource International, Inc. (a)	7,060	35,724
Sykes Enterprises, Inc. (a)	3,876	113,295
Syntel, Inc. (a)	7,354	339,534
Teletech Holdings, Inc.	4,424	125,420
Virtusa Corp. (a)	2,590	67,936
		19,027,305
Semiconductors & Semiconductor Equipment - 8.6%
Acacia Communications, Inc. (b)	3,090	344,999
Advanced Energy Industries, Inc. (a)	3,400	149,430
Advanced Micro Devices, Inc. (a)	68,131	504,169
Aixtron AG sponsored ADR (a)	416	2,563
Alpha & Omega Semiconductor Ltd. (a)	2,598	54,740
Ambarella, Inc. (a)(b)	2,724	196,237
Amkor Technology, Inc. (a)	20,860	189,826
Amtech Systems, Inc. (a)	895	4,779
Analog Devices, Inc.	27,417	1,715,208
Applied Materials, Inc.	95,875	2,860,910
Applied Micro Circuits Corp. (a)	7,498	52,336
ARM Holdings PLC sponsored ADR	8,179	542,104
ASML Holding NV	5,204	554,486
Axcelis Technologies, Inc. (a)	1,553	18,217
AXT, Inc. (a)	1,059	4,522
Brooks Automation, Inc.	6,401	80,717
Cabot Microelectronics Corp.	2,216	110,180
Camtek Ltd. (a)	7,849	19,387
Canadian Solar, Inc. (a)(b)	5,026	64,785
Cavium, Inc. (a)	5,628	313,367
Ceva, Inc. (a)	1,712	53,894
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	2,430	47,507
Cirrus Logic, Inc. (a)	5,478	278,009
Cohu, Inc.	2,916	31,697
Cree, Inc. (a)	8,514	204,421
Cypress Semiconductor Corp.	26,809	319,831
Diodes, Inc. (a)	4,488	92,408
DSP Group, Inc. (a)	2,958	34,135
Entegris, Inc. (a)	13,398	228,302
Fairchild Semiconductor International, Inc. (a)	9,550	190,045
First Solar, Inc. (a)(b)	8,904	336,749
FormFactor, Inc. (a)	6,604	68,351
GSI Technology, Inc. (a)	4,985	24,377
Hanwha Solarone Co. Ltd. sponsored ADR (a)	400	4,712
Himax Technologies, Inc. sponsored ADR	9,153	97,205
Integrated Device Technology, Inc. (a)	11,972	240,517
Intel Corp.	416,351	14,942,837
Intermolecular, Inc. (a)	8,185	9,576
Intersil Corp. Class A	11,192	220,930
IXYS Corp.	2,822	32,792
JA Solar Holdings Co. Ltd. ADR (a)(b)	3,885	28,788
KLA-Tencor Corp.	13,501	935,079
Kopin Corp. (a)	7,486	16,170
Kulicke & Soffa Industries, Inc. (a)	6,563	80,265
Lam Research Corp. (b)	14,009	1,307,320
Lattice Semiconductor Corp. (a)	11,085	68,173
Linear Technology Corp.	21,057	1,226,360
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	4,676	192,651
Marvell Technology Group Ltd.	45,202	560,505
Maxim Integrated Products, Inc.	25,021	1,018,855
Mellanox Technologies Ltd. (a)	4,092	179,393
Microchip Technology, Inc.	18,952	1,173,318
Micron Technology, Inc. (a)	90,742	1,496,336
Microsemi Corp. (a)	9,745	389,410
MKS Instruments, Inc.	4,445	216,649
Monolithic Power Systems, Inc.	3,576	274,351
MoSys, Inc. (a)	7,934	5,633
Nanometrics, Inc. (a)	2,514	51,135
Nova Measuring Instruments Ltd. (a)	3,458	40,562
NVE Corp.	510	29,606
NVIDIA Corp.	46,991	2,882,428
NXP Semiconductors NV (a)	30,183	2,656,708
O2Micro International Ltd. sponsored ADR (a)	3,678	6,289
ON Semiconductor Corp. (a)	36,615	395,442
PDF Solutions, Inc. (a)	3,060	51,255
Photronics, Inc. (a)	6,262	59,865
Pixelworks, Inc. (a)(b)	1,339	3,669
Power Integrations, Inc.	2,707	158,089
Qorvo, Inc. (a)	11,281	647,868
Qualcomm, Inc.	129,614	8,174,755
QuickLogic Corp. (a)	9,363	7,771
Rambus, Inc. (a)(b)	10,101	139,596
Rubicon Technology, Inc. (a)	2,148	1,311
SemiLEDs Corp. (a)	248	1,545
Semtech Corp. (a)	5,888	156,621
Sigma Designs, Inc. (a)	3,701	27,795
Silicon Laboratories, Inc. (a)	3,686	211,208
Silicon Motion Technology Corp. sponsored ADR	3,117	157,346
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,777	35,159
Skyworks Solutions, Inc.	16,699	1,250,087
SolarEdge Technologies, Inc. (a)(b)	3,573	60,812
SPI Energy Co. Ltd. sponsored ADR (a)(b)	5,964	15,626
SunEdison Semiconductor Ltd. (a)	3,548	40,767
SunPower Corp. (a)(b)	12,221	121,721
Synaptics, Inc. (a)	3,268	186,178
Tessera Technologies, Inc.	4,559	152,909
Texas Instruments, Inc.	88,451	6,150,883
Tower Semiconductor Ltd. (a)	7,416	116,209
Ultra Clean Holdings, Inc. (a)	2,415	17,557
Ultratech, Inc. (a)	2,249	56,247
Veeco Instruments, Inc. (a)	3,402	66,917
Xcerra Corp. (a)	6,227	36,490
Xilinx, Inc.	22,090	1,197,499
		59,776,438
Software - 10.2%
8x8, Inc. (a)	8,292	110,035
ACI Worldwide, Inc. (a)	10,710	204,561
Activision Blizzard, Inc.	65,229	2,698,524
Adobe Systems, Inc. (a)	44,074	4,509,211
Allot Communications Ltd. (a)(b)	3,760	19,590
American Software, Inc. Class A	2,085	21,705
ANSYS, Inc. (a)	7,637	726,202
Aspen Technology, Inc. (a)	6,869	312,265
Atlassian Corp. PLC (b)	4,430	130,596
Attunity Ltd. (a)	1,682	13,473
Autodesk, Inc. (a)	19,670	1,325,758
Blackbaud, Inc.	4,206	283,358
Bottomline Technologies, Inc. (a)	3,514	81,138
BroadSoft, Inc. (a)	2,390	109,247
CA Technologies, Inc.	36,419	1,234,968
Cadence Design Systems, Inc. (a)	25,932	659,710
Callidus Software, Inc. (a)	5,035	97,276
CDK Global, Inc.	13,521	783,948
Changyou.com Ltd. (A Shares) ADR (a)	1,792	44,406
Check Point Software Technologies Ltd. (a)(b)	15,135	1,161,460
Citrix Systems, Inc. (a)	13,668	1,191,850
CommVault Systems, Inc. (a)	3,786	195,130
Covisint Corp. (a)	5,759	12,785
CyberArk Software Ltd. (a)(b)	2,797	147,682
Datawatch Corp. (a)(b)	1,161	8,046
Descartes Systems Group, Inc. (a)	7,359	156,899
Digimarc Corp. (a)	884	31,930
Digital Turbine, Inc. (a)(b)	7,788	10,825
Ebix, Inc.	2,902	165,414
Electronic Arts, Inc. (a)	26,608	2,161,368
EnerNOC, Inc. (a)(b)	3,071	17,535
EPIQ Systems, Inc.	3,400	55,828
Exa Corp. (a)	1,793	28,473
FalconStor Software, Inc. (a)	5,747	5,919
FireEye, Inc. (a)(b)	14,112	202,648
Fortinet, Inc. (a)	14,968	540,944
Glu Mobile, Inc. (a)(b)	12,011	28,226
Guidance Software, Inc. (a)	3,511	20,890
Idreamsky Technology Ltd. ADR (a)	1,097	15,204
Interactive Intelligence Group, Inc. (a)	2,034	121,735
Intuit, Inc.	22,535	2,511,526
Jive Software, Inc. (a)	9,310	39,288
KongZhong Corp. sponsored ADR (a)	3,789	24,742
Magic Software Enterprises Ltd.	6,173	47,409
Majesco Entertainment Co.	130	495
Manhattan Associates, Inc. (a)	6,433	389,325
Materialise NV ADR (a)	2,047	12,640
Mentor Graphics Corp.	9,326	223,917
Microsoft Corp.	693,323	39,838,340
MicroStrategy, Inc. Class A (a)	867	144,607
Mitek Systems, Inc. (a)(b)	3,279	25,478
MobileIron, Inc. (a)	9,774	29,420
Monotype Imaging Holdings, Inc.	3,508	74,019
NICE Systems Ltd. sponsored ADR (b)	3,540	242,242
Nuance Communications, Inc. (a)	25,276	368,524
Open Text Corp.	10,773	677,564
Parametric Technology Corp. (a)	9,870	421,153
Park City Group, Inc. (a)	2,045	19,816
Paylocity Holding Corp. (a)(b)	4,321	194,575
Pegasystems, Inc.	6,979	179,709
Progress Software Corp. (a)	4,536	131,589
Proofpoint, Inc. (a)(b)	3,512	270,248
QAD, Inc.:
Class A	1,296	30,028
Class B	1,055	20,098
Qualys, Inc. (a)	3,002	103,269
Rapid7, Inc. (a)(b)	3,927	70,568
RealPage, Inc. (a)	7,144	183,887
Rovi Corp. (a)	7,825	160,178
Sapiens International Corp. NV	5,379	72,348
SeaChange International, Inc. (a)	2,964	8,655
Smith Micro Software, Inc. (a)	756	1,822
Splunk, Inc. (a)	11,720	682,573
SS&C Technologies Holdings, Inc.	17,787	586,082
Symantec Corp.	53,918	1,301,041
Synchronoss Technologies, Inc. (a)	3,758	156,897
Synopsys, Inc. (a)	13,421	795,731
Take-Two Interactive Software, Inc. (a)	7,454	324,025
Tangoe, Inc. (a)	2,971	27,601
TeleNav, Inc. (a)	3,989	23,256
The9 Ltd. sponsored ADR (a)	1,774	3,211
TiVo, Inc. (a)	8,315	88,222
Tubemogul, Inc. (a)(b)	3,570	32,416
Ultimate Software Group, Inc. (a)	2,516	525,693
Upland Software, Inc. (a)	4,205	35,743
Varonis Systems, Inc. (a)	2,316	68,438
Vasco Data Security International, Inc. (a)	3,515	64,078
Verint Systems, Inc. (a)	5,444	185,749
Zix Corp. (a)	5,036	19,187
Zynga, Inc. (a)	68,085	185,872
		71,270,056
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	483,125	51,259,526
Astro-Med, Inc.	1,278	18,799
Avid Technology, Inc. (a)	4,306	38,711
BlackBerry Ltd. (a)(b)	45,180	342,795
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	537	1,504
Concurrent Computer Corp.	1,590	8,666
CPI Card Group (b)	6,093	33,633
Cray, Inc. (a)	3,761	86,127
Electronics for Imaging, Inc. (a)	4,348	204,704
Hutchinson Technology, Inc. (a)	2,386	3,579
Immersion Corp. (a)(b)	3,026	21,939
Intevac, Inc. (a)	589	3,569
Logitech International SA	14,735	310,319
NetApp, Inc.	25,742	890,416
Seagate Technology LLC (b)	26,526	894,987
Silicon Graphics International Corp. (a)	4,566	35,204
Stratasys Ltd. (a)(b)	4,721	100,746
Super Micro Computer, Inc. (a)	4,158	89,938
U.S.A. Technologies, Inc. (a)(b)	4,179	20,811
Western Digital Corp.	24,696	1,152,562
		55,518,535

TOTAL INFORMATION TECHNOLOGY		323,315,928

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	2,504	63,852
AgroFresh Solutions, Inc. (a)(b)	5,023	30,490
Balchem Corp.	2,705	189,431
Burcon NutraScience Corp. (a)	2,555	5,377
Codexis, Inc. (a)	3,894	16,238
Hawkins, Inc.	1,048	45,777
Innophos Holdings, Inc.	1,836	77,516
Innospec, Inc.	1,986	117,730
Metabolix, Inc. (a)(b)	3,985	1,658
Methanex Corp.	8,058	234,047
Senomyx, Inc. (a)(b)	3,401	14,896
Terravia Holdings, Inc. (a)(b)	7,958	21,089
		818,101
Construction Materials - 0.0%
Tecnoglass, Inc. (a)(b)	2,790	35,294
U.S. Concrete, Inc. (a)	1,239	65,692
United States Lime & Minerals, Inc.	562	36,041
		137,027
Containers & Packaging - 0.1%
AEP Industries, Inc.	469	51,871
Silgan Holdings, Inc.	5,383	259,030
UFP Technologies, Inc. (a)	1,090	27,076
		337,977
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	7,855	49,329
China Natural Resources, Inc. (a)	1,842	3,205
Ferroglobe PLC	5,863	48,370
Handy & Harman Ltd. (a)	1,299	29,033
Haynes International, Inc.	1,184	43,678
Kaiser Aluminum Corp.	1,543	131,510
Mountain Province Diamonds, Inc. (a)	15,056	73,133
Olympic Steel, Inc.	1,088	21,031
Pan American Silver Corp.	13,569	236,236
Randgold Resources Ltd. sponsored ADR	3,629	339,856
Real Industries, Inc. (a)	2,239	15,382
Royal Gold, Inc.	5,746	421,297
Schnitzer Steel Industries, Inc. Class A	2,218	41,654
Silver Standard Resources, Inc. (a)(b)	10,314	121,040
Steel Dynamics, Inc.	21,524	529,921
Universal Stainless & Alloy Products, Inc. (a)	588	6,421
		2,111,096
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	6,516	54,148
Pope Resources, Inc. LP	482	30,617
Rentech, Inc. (a)	1,935	6,985
		91,750

TOTAL MATERIALS		3,495,951

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (a)	10,562	17,744
Atlantic Tele-Network, Inc.	1,509	98,598
B Communications Ltd.	2,890	72,799
Cogent Communications Group, Inc.	4,012	142,586
Consolidated Communications Holdings, Inc.	4,176	100,433
FairPoint Communications, Inc. (a)	2,886	40,231
Frontier Communications Corp. (b)	104,038	478,575
General Communications, Inc. Class A (a)	3,333	46,329
Hawaiian Telcom Holdco, Inc. (a)	591	13,227
Inteliquent, Inc.	2,926	48,689
Iridium Communications, Inc. (a)(b)	8,807	73,362
Lumos Networks Corp. (a)	2,045	28,119
magicJack VocalTec Ltd. (a)(b)	1,573	9,753
ORBCOMM, Inc. (a)	5,947	59,173
PDVWireless, Inc. (a)	1,254	32,090
SBA Communications Corp. Class A (a)	10,971	1,252,340
Sify Technologies Ltd. sponsored ADR	14,158	15,857
Towerstream Corp. (a)	179	394
Windstream Holdings, Inc. (b)	8,663	73,722
		2,604,021
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV Series A sponsored ADR	1,333	15,983
Boingo Wireless, Inc. (a)	2,822	23,987
Leap Wireless International, Inc. rights (a)	4,142	13,586
NII Holdings, Inc. (a)(b)	8,598	28,631
Partner Communications Co. Ltd. ADR (a)	1,298	6,088
Shenandoah Telecommunications Co.	4,414	113,528
Spok Holdings, Inc.	2,040	33,762
T-Mobile U.S., Inc. (a)	72,266	3,348,806
VimpelCom Ltd. sponsored ADR	156,142	666,726
Vodafone Group PLC sponsored ADR (b)	34,205	1,048,383
		5,299,480

TOTAL TELECOMMUNICATION SERVICES		7,903,501

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	2,899	159,271
Otter Tail Corp.	3,470	118,813
Spark Energy, Inc. Class A, (b)	599	17,365
		295,449
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,091	27,144
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP (b)	2,159	33,594
Atlantica Yield PLC	8,761	165,671
Pattern Energy Group, Inc.	6,890	163,982
TerraForm Global, Inc. (b)	10,705	38,752
Terraform Power, Inc.	6,545	84,038
		486,037
Water Utilities - 0.0%
Artesian Resources Corp. Class A	850	23,350
Cadiz, Inc. (a)	1,721	13,372
Connecticut Water Service, Inc.	1,054	48,874
Consolidated Water Co., Inc.	1,598	20,263
Middlesex Water Co.	1,516	50,589
Pure Cycle Corp. (a)(b)	4,397	21,150
York Water Co.	958	27,111
		204,709

TOTAL UTILITIES		1,013,339

TOTAL COMMON STOCKS
(Cost $543,446,063)		696,677,903

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 0.42% (c)	782,563	782,563
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	45,867,535	45,867,535
TOTAL MONEY MARKET FUNDS
(Cost $46,650,098)		46,650,098
TOTAL INVESTMENT PORTFOLIO - 106.4%
(Cost $590,096,161)		743,328,001
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(44,850,773)
NET ASSETS - 100%		$698,477,228

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,560
Fidelity Securities Lending Cash Central Fund	633,840
Total	$636,400

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$130,790,892	$130,790,892	$--	$--
Consumer Staples	38,739,221	38,739,221	--	--
Energy	3,441,699	3,441,699	--	--
Financials	59,292,176	59,282,730	--	9,446
Health Care	97,871,289	97,833,843	5,567	31,879
Industrials	30,813,907	30,813,907	--	--
Information Technology	323,315,928	323,315,928	--	--
Materials	3,495,951	3,495,951	--	--
Telecommunication Services	7,903,501	7,889,915	--	13,586
Utilities	1,013,339	1,013,339	--	--
Money Market Funds	46,650,098	46,650,098	--	--
Total Investments in Securities:	$743,328,001	$743,267,523	$5,567	$54,911

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $590,940,571. Net unrealized appreciation aggregated $152,387,430, of which $191,915,493 related to appreciated investment securities and $39,528,063 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016